1933 Act File No. 2-87072
                                                    1940 Act File No. 811-3875


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No. _____           [   ]
         Post-Effective Amendment No. 26             [ x ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No. 26                            [ x ]


                           SENTRY VARIABLE ACCOUNT II
                                  (Registrant)

                          SENTRY LIFE INSURANCE COMPANY
                                   (Depositor)
                             1800 North Point Drive
                         Stevens Point, Wisconsin 54481
                            Telephone (715) 346-6000


                               William M. O'Reilly
                          Sentry Life Insurance Company
                             1800 North Point Drive
                             Stevens Point, WI 54481
                               (Agent for Service)




It is proposed that this filing will become effective (check appropriate box)

[  ]   immediately upon filing pursuant to paragraph (b) of Rule 485
[X ]   on May 1, 2003, pursuant to paragraph (b) of Rule 485
[  ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485
[  ]   on ___________________, pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Variable Annuity Contracts

                             CROSS REFERENCE SHEET

                             (Required by Rule 495)
Item No.                                                     Location
                                     PART A
1 Cover Page  ..............................    Cover Page

2 Definitions  .............................    Definitions

3 Synopsis .................................    Summary

4 Condensed Financial Information  .........    Condensed Financial
                                                Information
5 General Description of Registrant,
  Depositor, and Portfolio Companies .......    The Company; The Variable
                                                Account; T. Rowe Price Fixed
                                                Income Series, Inc., T. Rowe
                                                Price Equity Series, Inc., T.
                                                Rowe Price International
                                                Series, Inc., Janus Aspen
                                                Series, and Vanguard Variable
                                                Insurance Fund

6  Deductions and Expenses .................    Charges and Deductions

7  General Description of Variable
   Annuity Contracts  .......................    The Contract

8  Annuity Period  ..........................    Annuity Provisions

9  Death Benefit  ...........................    The Contract; Annuity
    Provisions

10  Purchases and Contract Value .............   Purchases and Contract Value

11  Redemptions  .............................   Purchases and Contract Value

12 Taxes  ...................................    Federal Tax Status

13 Legal Proceedings  .......................    Legal Proceedings

14 Table of Contents of the Statement
   of Additional Information ................    Table of Contents of the
                                                 Statement of Additional
                                                 Information

                                     PART B

15 Cover Page  ..............................    Cover Page

16 Table of Contents  .......................    Table of Contents

17 General Information and History ..........    The Company

18 Services  ................................    Not Applicable

19 Purchase of Securities Being Offered .....    Not Applicable

20 Underwriters  ............................    Distribution of The
Contract

21 Calculation of Performance Data ..........    Yield Calculation for T. Rowe
Price Prime Reserve Subaccount

22 Annuity Payments  ........................    Amount of Annuity Payments

23 Financial Statements .....................    Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                     PART A

[Front Cover]

                                  The Patriot
                           Sentry Variable Account II
                           APPLICATION and PROSPECTUS
                                  May 1, 2003


A flexible premium deferred variable annuity funded by T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., Janus Aspen Series, and Vanguard Variable Insurance Fund

[Back Cover]

Underwriter for the Contract
      Sentry Equity Services, Inc.
      Stevens Point, Wisconsin

Legal Opinions
      Blazzard, Grodd & Hasenauer, P.C.
      Westport, Connecticut

Independent Accountants
      For Sentry Life Insurance Company
      PricewaterhouseCoopers LLP
      Milwaukee, Wisconsin

                                     [LOGO]
                         SENTRY LIFE INSURANCE COMPANY
                             1800 North Point Drive
                            Stevens Point, WI 54481

                         SENTRY LIFE INSURANCE COMPANY
Home Office:                                    Annuity Service Office:
1800 North Point Drive                          P.O. Box 867
Stevens Point, WI 54481                         Stevens Point, WI 54481
                                                Telephone: (800) 533-7827

                 INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                           VARIABLE ANNUITY CONTRACT
                                   ISSUED BY
                           SENTRY VARIABLE ACCOUNT II
                                      and
                         SENTRY LIFE INSURANCE COMPANY

The individual flexible purchase payment deferred variable annuity contract (the OContractO) described in this Prospectus provides for accumulation of Contract Values and monthly annuity payments on a variable basis. The Contract is designed for use by individuals in retirement plans on a qualified or non-qualified basis. The Contract may be purchased for retirement plans that receive favorable tax treatment such as individual retirement annuities, tax-sheltered annuities and deferred compensation plans.

Your purchase payments
will be allocated to a segregated investment account of Sentry Life Insurance Company which has been designated Sentry Variable Account II (the OVariable AccountO). The Variable Account invests in shares of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., Janus Aspen Series (Institutional Shares) (OJanus Aspen SeriesO) and Vanguard Variable Insurance Fund. Through the Variable Account, you may invest in the following Portfolios:

Janus Aspen Series                  T. Rowe Price Fixed Income Series, Inc.
   Balanced Portfolio                 T. Rowe Price Prime Reserve Portfolio
   Growth Portfolio                   T. Rowe Price Limited-Term Bond Portfolio
   Mid Cap Growth Portfolio*
   Capital Appreciation Portfolio   T. Rowe Price Equity Series, Inc.
   Worldwide Growth Portfolio         T. Rowe Price Personal Strategy Balanced
                                          Portfolio
                                      T. Rowe Price Equity Income Portfolio
Vanguard Variable Insurance Fund      T. Rowe Price Mid-Cap Growth Portfolio
High Yield Bond Portfolio
Balanced Portfolio                  T. Rowe Price International Series, Inc.
Equity Index Portfolio                T. Rowe Price International Stock
Mid-Cap Index Portfolio                   Portfolio
Small Company Growth Portfolio
REIT Index Portfolio

*Formerly Janus Aspen Series Aggressive Growth Portfolio

As the Owner of the Contract, you bear the complete investment risk for amounts you allocate to the Variable Account.

The Contract:
  is not a bank deposit
  is not federally insured
  is not endorsed by any bank or government agency is not guaranteed and may be subject to loss of principal

This Prospectus provides basic information you should know about the Contract before investing. Please keep this Prospectus for future reference.

A Statement of Additional Information dated May 1, 2003, which is legally a part of this Prospectus, contains further information about the Contract. It has been filed with the Securities and Exchange Commission, along with this Prospectus. You can obtain a copy of the Statement of Additional Information at no charge by writing or calling Sentry Equity Services, Inc., 1800 North Point Drive, Stevens Point, WI 54481, (800)533-7827. The Table of Contents for the Statement of Additional Information can be found on page 34 of this Prospectus.

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, the Contract in any jurisdiction in which such offer or solicitation may not be lawfully made.

Prospectuses for T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., Janus Aspen Series, and Vanguard Variable Insurance Fund accompany this Prospectus.

INQUIRIES: If you have any questions regarding the Contract, you should call or write the Annuity Service Office at the telephone number or address given above. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

This Prospectus and the Statement of Additional Information are dated May 1,
2003.

                               TABLE OF CONTENTS

                                                                Page
Definitions                                                     5
Summary                                                         6
Fee Tables                                                      7
Condensed Financial Information                                 9
Performance Information                                         11
Financial Statements                                            11
The Company                                                     11
The Variable Account                                            11
T. Rowe Price Fixed Income Series, Inc.                         12
T. Rowe Price Equity Series, Inc.                               12
T. Rowe Price International Series, Inc.                        12
Janus Aspen Series                                              12
Vanguard Variable Insurance Fund                                12
Variable Account Voting Rights                                  15
Substitution of Securities                                      15
Charges and Deductions                                          15
  Contingent Deferred Sales Charge                              15
  Reduction or Elimination of Contingent Deferred Sales Charge  16
  Deduction for Mortality and Expense Risk Premium              17
  Deduction for Contract Maintenance Charge                     17
  Deduction for Premium Taxes and Other Taxes                   17
  Other Expenses                                                18
The Contract                                                    18
  Transfers                                                     18
  Telephone Transfers                                           18
  Account Rebalancing                                           19
  No Default                                                    19
  Modification of the Contract                                  19
  Contract Value                                                19
  Ownership                                                     19
  Assignment                                                    20
  Beneficiary                                                   20
  Delivery of Contract Owner Documents                          20
Annuity Provisions                                              21
  Income Date and Settlement Option                             21
  Changing the Income Date                                      21
  Changing the Settlement Option                                21
  Settlement Options                                            21
  Mortality and Expense Guarantee                               22
  Frequency of Annuity Payments                                 22
  Amount of Annuity Payments                                    22
  Additional Provisions                                         22

Death Benefit                                                   23
  Amount of Death Benefit                                       23
  Payment of Death Benefit                                      23
Purchases and Contract Value                                    23
  Change in Purchase Payments                                   24
  Allocation of Purchase Payments                               24
  Dollar Cost Averaging Plan                                    24
  Accumulation Units                                            24
  Distribution of Contract                                      25
Surrenders                                                      25
  Limitations on Surrenders from 403(b) Annuities               26
  Texas Optional Retirement Program                             26
Federal Tax Status                                              26
  General                                                       26
  Diversification                                               27
  Contract Owner Control of Investments                         27
  Multiple Contracts                                            28
  Partial 1035 Exchanges                                        28
  Owner Other than Natural Person                               28
  Tax Treatment of Assignments                                  28
  Gifting a Contract                                            28
  Taxation of Death Benefits                                    29
  Income Tax Withholding                                        29
  Tax Treatment of Withdrawals-Non-Qualified Contracts and
    Section 457 Contracts                                       29
  Withdrawals-D Investment Adviser Fees                         30
  Qualified Plans                                               30
  Tax Treatment of Withdrawals-Qualified Contracts              32
  Required Distributions                                        32
  Tax Sheltered Annuities-Withdrawal Limitations                32
  Section 457-Deferred Compensation Plans                       33
Legal Proceedings                                               33
Table of Contents of Statement of Additional Information        34

                                  DEFINITIONS

Following are definitions of terms used in this Prospectus.

Accumulation Unit       An accounting unit representing a share of ownership in
                        the Variable Account during the years before annuity payments begin.

Annuitant               The person upon whose continuation of life any annuity
                        payment involving life contingencies depends and to whom annuity payments will be made during the income phase of the Contract.

Annuity Unit            An accounting unit of measure used to calculate annuity
                        payments during the income phase of the Contract.

Code                    Internal Revenue Code of 1986, as amended.

Company Sentry Life Insurance Company, 1800 North Point Drive, Stevens Point, WI 54481.

Contingent Owner        The Contingent Owner, if any, of the Contract must be
                        the spouse of the Contract Owner named on the application, unless otherwise provided under state law.

Contract Anniversary    The same month and day each year calculated from the
                        date the Contract was first issued.

Contract Owner          The Contract Owner is named on the application, unless
                        changed, and has all rights under the Contract.

Contract Value          The dollar value of all amounts accumulated under the
                        Contract as calculated on any valuation date.

Contract Year           A 12-month period beginning with the Contract issue
                        date and each Contract anniversary date thereafter.

Mutual Fund             A Mutual Fund designated as an investment option for
                        the Variable Account.

Income Date             The date on which annuity payments begin.

Non-Qualified           A contract issued under a non-qualified plan. This
Contract                means that the Contract does not receive favorable tax
                        treatment under Sections 401, 403, 408, 408A or 457 of the Code.

Portfolio               A segment of a Mutual Fund made up of a separate and
                        distinct class of shares.

Qualified Contract      A contract that is issued under a tax-qualified plan. A
                        qualified plan, generally a retirement plan, is one that receives favorable tax treatment.

Subaccount              A segment of the Variable Account that invests in a
                        Mutual Fund or Portfolio.

Valuation Date          The date on which the Company determines the value of
                        the Contract. The Valuation Date is each day that the New York Stock Exchange ("NYSE") is open for business, which is Monday through Friday, except for New Year's
                        Day, Martin Luther King Day, President's Day, Good
                        Friday, Memorial Day, Independence Day, Labor Day,
                        Thanksgiving Day and Christmas Day.

Valuation Period        The period beginning at the close of business on the
                        NYSE on each Valuation Date and ending at the close of business for the next succeeding Valuation Date.

Variable Account        Sentry Variable Account II, a separate investment
                        account of Sentry Life Insurance Company into which you can allocate your net purchase payments. The Variable
                        Account is divided into Subaccounts.

                                    SUMMARY

The Contract

The Contract described in this Prospectus is an individual flexible purchase payment deferred variable annuity contract. The Contract is intended for retirement savings or other long-term investment purposes. "Flexible purchase payments" means that you may choose to make purchase payments monthly, quarterly, semi-annually or annually in whatever amount you choose, subject to certain minimum requirements. A "deferred annuity contract" means that annuity payments do not begin for a specified period (usually when you retire) or until you reach a certain age. A "variable annuity" is one in which the Contract Values and annuity payments may vary depending on the performance of the underlying investment portfolios.

As with all deferred annuity contracts, the Contract has two phases: the accumulation phase and the income phase. The accumulation phase is the period during which you are making purchase payments. During the accumulation phase, earnings accumulate on a tax-deferred basis, but are taxed as ordinary income if you make a withdrawal. The income phase occurs when you begin receiving annuity payments, usually when you retire.

Along with the investment experience of the Variable Account, the amount of your purchase payments during the accumulation phase determines, in part, the amount of the annuity payments you will receive during the income phase.

The Variable Account

Your purchase payments are allocated to the Variable Account, which is a segregated investment account of the Company. The Variable Account invests in shares of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., Janus Aspen Series, and Vanguard Variable Insurance Fund at their net asset value. As the Contract Owner, you bear the investment risk for your purchase payments which are allocated to the Variable Account.

Ten-Day Free Look
Within 10 days (or longer in states where required) of the day you receive the Contract, you may return it to the Company or to your sales representative. When the Company receives the returned Contract, it will be voided as if it had never been issued and you will receive a full refund of your initial purchase payment, or in those states where required, the Contract Value. The Contract Value depends on the performance of your investment selections during the free look period and may be less than your initial purchase payment.

Charges and Deductions

Contingent Deferred Sales Charge. There is no sales charge when you purchase the Contract. However, if you surrender the Contract, the Company may impose a contingent deferred sales charge. The contingent deferred sales charge ranges from 0% to 6% depending on how long the Company has had your purchase payments.

Mortality and Expense Risk Premium. Each Valuation Period, the Company deducts a mortality and expense risk premium from the Variable Account. The charge is equal, on an annual basis, to 1.20% of the average daily net asset value of the Variable Account.

Contract Maintenance Charge. The Company deducts an annual contract maintenance charge of $30 from the Contract Value. The Company reserves the right to change the amount of the contract maintenance charge at any time before the Income Date. After the Income Date, the Company may deduct a contract maintenance charge from your monthly annuity payment.

Premium Taxes. The Company will deduct for any premium taxes which must be paid to a state or other governmental entity from the Contract Value. Currently, premium taxes range from 0% to 4%.

Taxes

Your earnings in the Contract are not taxed until you take them out. If you take money out before the Income Date, earnings come out first and are taxed as income. If you are younger than 591U2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. The annuity payments you receive during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses:

   Sales Load Imposed on Purchases                      0%
   (as a percentage of purchase payments)

   Contingent Deferred Sales Charge                     6%*
   (as a percentage of purchase payments)

   Transfer Fee                                         $25**

*The Company does not deduct a sales charge when the Contract is purchased. However, the Company deducts a contingent deferred sales charge if you make a surrender of purchase payments within six years after you made them. The Company does not deduct a contingent deferred sales charge after it has had a purchase payment for more than six years. See "Charges and Deductions" on page 15.

**The Company does not currently charge the transfer fee.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the fees and expenses of the Portfolios.

Contract Maintenance Charge                             $30 per year

Separate Account Annual Expenses
(as a percentage of average annual value)

    Mortality and Expense Risk Premium                  1.20% of daily net
                                                         asset value

    Total Variable Account Annual Expenses              1.20%


The next table describes the Portfolio fees and expenses that you will pay periodically during the time that you own the Contract. They are deducted from the PortfolioOs assets. The table shows the minimum and maximum fees and expenses charged by any of the Portfolios. More detail concerning each Portfolio's fees and expenses is contained in the prospectuses for the Portfolios.

Total Annual Portfolio Operating Expenses               Minimum     Maximum
(expenses that are deducted from Portfolio                0.18%      1.05%
assets, including management fees,
distribution fees, and other expenses)

Examples

The following examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract maintenance charges, Variable Account annual expenses, and the annual expenses of the Portfolios. Premium taxes may apply to the examples, however, they are not reflected.

Example 1 assumes that you invest $10,000 in the contract for the time periods indicated. Example 1 also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios. Your actual costs may be higher or lower.

EXAMPLE 1
(1) If you surrender your Contract at the end of the applicable time period:

                1 Year          3 Years         5 Years         10 Years

                 $744            $1,051          $1,383          $2,730

(2) If you annuitize your Contract, or if you do not surrender your Contract, at the end of the applicable time period:

                1 Year          3 Years         5 Years         10 Years

                 $244            $751           $1,283           $2,730


Example 2 assumes that you invest $10,000 in the contract for the time periods indicated. Example 2 also assumes that your investment has a 5% return each year and assumes the minimum fees and expenses of any of the Portfolios. Your actual costs may be higher or lower.

EXAMPLE 2

(1) If you surrender your Contract at the end of the applicable time period:

                1 Year          3 Years         5 Years         10 Years

                 $659            $793             $949           $1,851

(2) If you annuitize your Contract, or if you do not surrender your Contract, at the end of the applicable time period:

                1 Year          3 Years         5 Years         10 Years

                 $159             $493            $849            $1,851

EXPLANATION OF EXAMPLES

1. The examples do not reflect that after the first Contract Year, you may make one surrender per Contract Year, on a non-cumulative basis, of up to 10% of the aggregate purchase payments (less any withdrawals) free from a contingent deferred sales charge, provided the value of the Contract prior to the surrender exceeds $10,000.

2. The examples do not include a transfer fee. Currently, there is no transfer fee, but the Company reserves the right to assess a transfer fee in the future.

3. The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

                        CONDENSED FINANCIAL INFORMATION

Accumulation Unit Values

The following table sets forth the Accumulation Unit values for the periods shown. This data has been taken from the Variable AccountOs financial statements. The financial statements have been audited by PricewaterhouseCoopers LLP, independent accountants, whose audit report is included in the Statement of Additional Information.

The following information should be read in conjunction with the Variable Account's financial statements and related notes, which are included in the Statement of Additional Information. Prior to January 7, 2000, all assets of each Subaccount of the Variable Account listed below were invested in shares of corresponding Portfolios of Neuberger Berman Advisers Management Trust. On January 7, 2000, the Company substituted shares of certain Portfolios of T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., and Janus Aspen Series for shares of certain Portfolios of Neuberger Berman Advisers Management Trust as follows:

  From these Portfolios                  Into these Portfolios
  AMT Liquid Asset Portfolio             T. Rowe Price Prime Reserve Portfolio
  AMT Limited Maturity Bond Portfolio    T. Rowe Price Limited-Term Bond
                                            Portfolio
  AMT Balanced Portfolio                 T. Rowe Price Personal Strategy
                                            Balanced Portfolio
  AMT Growth Portfolio                   Janus Aspen Series Mid Cap Growth
                                            Portfolio*

The substitution had no effect on the corresponding Subaccount's unit value or number of units outstanding.

On May 1, 2000, the Company began offering six additional Portfolios as investment options in connection with the Contract. The additional Portfolios are as follows:

T. Rowe Price Equity Series, Inc.             Janus Aspen Series
  T. Rowe Price Equity Income Portfolio         Balanced Portfolio
                                                Growth Portfolio
T. Rowe Price International Series, Inc.        Capital Appreciation Portfolio
  T. Rowe Price International Stock Portfolio   Worldwide Growth Portfolio

On May 1, 2002, the Company began offering seven additional Portfolios as investment options in connection with the Contract. The additional Portfolios are as follows:

T. Rowe Price Equity Series, Inc.             Vanguard Variable Insurance Fund
  T. Rowe Price Mid-Cap Growth Portfolio        High Yield Bond Portfolio
                                                Balanced Portfolio
                                                Equity Index Portfolio
                                                Mid-Cap Index Portfolio
                                                Small Company Growth Portfolio
                                                REIT Index Portfolio

*Formerly Janus Aspen Series Aggressive Growth Portfolio

The following table shows the Accumulation Unit values for the periods 01-01-01 to 12-31-01 and 01-01-02 to 12-31-02.

                                                                Periods
                                                       01-01-02       01-01-01
                                                          to             to
                                                       12-31-02       12-31-01

T. Rowe Price Prime Reserve Portfolio Subaccount
    Beginning of Period                                 $19.99         $19.41
    End of Period                                        20.07          19.99
    No. of Accum. Units Outstanding                    197,283        173,869
T. Rowe Price Limited-Term Bond Portfolio Subaccount
   Beginning of Period                                  $29.15         $27.14
   End of Period                                         30.41          29.15
   No. of Accum. Units Outstanding                     213,994        199,267
T. Rowe Price Personal Strategy Balanced Portfolio
  Subaccount
   Beginning of Period                                  $29.44         $30.49
   End of Period                                         26.86          29.44
   No. of Accum. Units Outstanding                     415,263        445,071
T. Rowe Price Equity Income Portfolio Subaccount
   Beginning of Period                                  $11.42         $11.37
   End of Period                                          9.82          11.42
   No. of Accum. Units Outstanding                     244,071        181,287
T. Rowe Price International Stock Portfolio Subaccount
   Beginning of Period                                  $ 6.61         $ 8.61
   End of Period                                          5.35           6.61
   No. of Accum. Units Outstanding                      24,304         22,934
Janus Aspen Series Balanced Portfolio Subaccount
   Beginning of Period                                  $ 9.10         $ 9.65
   End of Period                                          8.42           9.10
   No. of Accum. Units Outstanding                     216,594        209,512
Janus Aspen Growth Portfolio Subaccount
   Beginning of Period                                  $ 6.03         $ 8.10
   End of Period                                          4.39           6.03
   No. of Accum. Units Outstanding                     256,038        257,774
Janus Aspen Series Mid Cap Growth Portfolio Subaccount*
   Beginning of Period                                  $35.02         $58.47
   End of Period                                         24.97          35.02
   No. of Accum. Units Outstanding                     576,020        650,711
Janus Aspen Series Capital Appreciation Portfolio
  Subaccount
   Beginning of Period                                  $ 6.11         $ 7.89
   End of Period                                          5.10           6.11
   No. of Accum. Units Outstanding                     157,441        145,640
Janus Aspen Series Worldwide Growth Portfolio
  Subaccount
  Beginning of Period                                   $ 6.15         $ 8.02
  End of Period                                           4.53           6.15
  No. of Accum. Units Outstanding                      132,497        119,771
T.Rowe Price Mid-Cap Growth Portfolio Subaccount**
  Beginning of Period                                   $10.00
  End of Period                                           7.95
  No. of Accum. Units Outstanding                       16,281          n/a
Vanguard Balanced Portfolio Subaccount**
   Beginning of Period                                  $10.00
   End of Period                                          9.11
   No. of Accum. Units Outstanding                      28,906          n/a
Vanguard Equity Index Portfolio Subaccount**
   Beginning of Period                                  $10.00
   End of Period                                          8.13
   No. of Accum. Units Outstanding                      25,180          n/a
Vanguard High Yield Bond Portfolio Subaccount**
   Beginning of Period                                  $10.00
   End of Period                                          9.80
   No. of Accum. Units Outstanding                       7,895          n/a
Vanguard Small Company Growth Portfolio Subaccount**
   Beginning of Period                                  $10.00
   End of Period                                          7.64
   No. of Accum. Units Outstanding                      11,266          n/a
Vanguard Mid-Cap Index Portfolio Subaccount**
   Beginning of Period                                  $10.00
   End of Period                                          7.94
   No. of Accum. Units Outstanding                       9,592          n/a
Vanguard REIT Index Portfolio Subaccount**
   Beginning of Period                                  $10.00
   End of Period                                          9.37
   No. of Accum. Units Outstanding                      10,966          n/a

*Formerly Janus Aspen Series Aggressive Growth Portfolio Subaccount

**Commenced offering on May 1, 2002; values shown are for the period May 1, 2002 to December 31, 2002.

                            PERFORMANCE INFORMATION

Periodically, the Company may advertise performance data for the Portfolios. This data will show the change, as a percent, in the value of an Accumulation Unit based on the investment performance over a period of time, usually a calendar year. It is calculated by dividing the increase (decrease) in value for the Accumulation Unit by the Accumulation Unit value at the beginning of the period. Deductions for asset-based charges, contract maintenance charges, and the operating expenses of the Portfolios will be reflected in the percentage figure. A deduction for any contingent deferred sales charge will not be reflected in the percentage figure. Deduction of a contingent deferred sales charge would reduce any percentage increase or make greater any percentage decrease.

Advertisements will also include average annual total return figures, which will reflect deductions for contract maintenance charges, contingent deferred sales charges, asset-based charges, and the operating expenses of the Portfolios. The Company may also advertise cumulative return which is calculated the same way, except that the results are not annualized.

For periods starting prior to the date the Subaccount first invested in the corresponding Portfolio, the performance will be based on the historical performance of the Portfolio, modified to reflect the charges and expenses of the Contract as if the Contract had invested in the Portfolio during the period stated in the advertisement. These figures should not be interpreted to reflect actual historical performance of the Subaccount.

The Company may also distribute sales literature that compares the percentage change in Accumulation Unit values for a Portfolio against such market indices as Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, or other management investment companies having similar investment objectives to the Portfolio being compared.

                              FINANCIAL STATEMENTS

This Prospectus does not contain any financial statements. The Statement of Additional Information contains financial statements for both the Company and the Variable Account.

                                  THE COMPANY

The Company, meaning Sentry Life Insurance Company, is a stock life insurance company incorporated under the laws of Wisconsin in 1958. Its home office is located at 1800 North Point Drive, Stevens Point, Wisconsin. It is authorized to conduct annuity, life, accident and health insurance business in the District of Columbia and all states, except New York. The Company is a wholly-owned subsidiary of Sentry Insurance a Mutual Company ("SIAMCO"). SIAMCO, a Wisconsin corporation, is a property and casualty insurance company. Its home office is also located at 1800 North Point Drive, Stevens Point, Wisconsin. SIAMCO owns and controls, either directly or through subsidiary companies, a group of insurance and related companies, including Sentry Life Insurance Company of New York and Sentry Equity Services, Inc.

                              THE VARIABLE ACCOUNT

The Variable Account was established by the CompanyOs Board of Directors on August 2, 1983. It is a segregated asset account of the Company and is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Registration of the Variable Account does not mean that the Securities and Exchange Commission supervises the management of the Variable Account or of the Company.

Income, gains and losses, whether or not realized, are, in accordance with the Contract, credited to or charged against the Variable Account without regard to other income, gains or losses of the Company. Company obligations arising out of the Contract are general corporate obligations of the Company.

The assets of the Variable Account are the property of the Company. These assets, equal to the reserves and other contract liabilities of the Variable Account, cannot be charged with liabilities arising out of any other business of the Company.

The Company does not guarantee the investment performance of the Variable Account. The value of the Contract and the amount of the annuity payments will vary with the value of the assets underlying the Variable Account.

The assets of the Variable Account are divided into Subaccounts within the Variable Account.

                    T. ROWE PRICE FIXED INCOME SERIES, INC.,
  T. ROWE PRICE EQUITY SERIES, INC., T. ROWE PRICE INTERNATIONAL SERIES, INC.,
                               JANUS ASPEN SERIES
                      AND VANGUARD VARIABLE INSURANCE FUND


Each Subaccount within the Variable Account invests in one Portfolio of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., Janus Aspen Series or Vanguard Variable Insurance Fund (collectively, the Funds). All Portfolios may not be available in all states.


Shares of the Funds may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies which may or may not be affiliated with the Company. Certain Funds may also be sold directly to qualified plans. The Funds believe that offering their shares in this manner will not be disadvantageous to you.

The Company may enter into certain arrangements under which it is reimbursed by the Funds' advisers, distributors and/or affiliates for the administrative services which it provides to the Portfolios.

The investment objective and policies of certain Portfolios are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Portfolios have the same investment advisers.

A Portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow.

T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., and
T. Rowe Price International Series, Inc. are diversified open-end management investment companies of the series type. All are registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

Janus Aspen Series is a non-diversified open-end management company series. Janus Aspen Series is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. Janus Aspen Series offers multiple Portfolios, five of which are currently offered in connection with the Contract. Vanguard Variable Insurance Fund consists of 13 portfolios, 6 of which are available in connection with the Variable Account: High Yield Bond Portfolio, Balanced Portfolio, Equity Index Portfolio, Mid-Cap Index Portfolio, Small Company Growth Portfolio, and REIT Index Portfolio. The portfolios are mutual funds used solely as investment options for variable annuity or variable life insurance contracts offered by insurance companies.

A summary of the investment objective of each Portfolio is set forth below. There is no assurance that any Portfolio will achieve its objective. More detailed information is contained in each PortfolioOs prospectus, including the risks associated with the investments and the investment techniques of each Portfolio. The prospectuses for the Portfolios accompany this Prospectus.

PORTFOLIO                                     INVESTMENT ADVISOR                        INVESTMENT OBJECTIVE
T. ROWE PRICE FIXED INCOME SERIES, INC.

T. Rowe Price Prime Reserve Portfolio         T. Rowe Price Associates, Inc.     Preservation of capital, liquidity, and consistent
                                              100 East Pratt Street              with these, the highest possible current income.
                                              Baltimore, MD  21202               It seeks to attain these objectives by investing
                                                                                 in high-quality, U.S. dollar-denominated money
                                                                                 market securities.

T. Rowe Price Limited-Term Bond Portfolio     T. Rowe Price Associates, Inc.     Seeks a high level of income consistent with
                                              100 East Pratt Street              moderate fluctuations in principal value by
                                              Baltimore, MD 21202                investing primarily in short- and
                                                                                 intermediate-term investment grade debt
                                                                                 securities
T. ROWE PRICE EQUITY SERIES, INC.

T. Rowe Price Personal Strategy Balanced      T. Rowe Price Associates, Inc.     Seeks the highest total return over time
Portfolio                                     100 East Pratt Street              consistent with an emphasis on both capital
                                              Baltimore, MD 21202                appreciation and income. It seeks to attain these
                                                                                 objectives by investing in a diversified Portfolio
                                                                                 typically consisting of approximately 60% stocks,
                                                                                 30% bonds, and 10% money market securities.

T. Rowe Price Equity Income Portfolio         T. Rowe Price Associates, Inc.     Seeks substantial dividend income as well as
                                              100 East Pratt Street              long- term growth of capital by investing in
                                              Baltimore, MD 21202                stocks of large, established companies with higher
                                                                                 than average market dividend yields and below
                                                                                 average levels of valuation.

T. Rowe Price Mid-Cap Growth Portfolio        T. Rowe Price Associates, Inc.     Seeks to provide long-term growth of capital by
                                              100 East Pratt Street              investing in mid-cap stocks with potential for
                                              Baltimore, MD 21202                above average earnings growth.

T. ROWE PRICE INTERNATIONAL SERIES, INC.

T. Rowe Price International Stock             T. Rowe Price International, Inc.  Seeks long-term growth of capital through
Portfolio                                     100 East Pratt Street              investments primarily in common stocks of
                                              Baltimore, MD 21202                established non-United States companies.

JANUS ASPEN SERIES

Balanced Portfolio                            Janus Capital Management, LLC      Seeks long-term growth of capital balanced by
                                              100 Fillmore Street                current income. The Portfolio normally invests
                                              Denver, COE80206-4928              40% to 60% of its assets in securities selected
                                                                                 primarily for their growth potential, and 40%
                                                                                 to 60% of its assets in securities selected
                                                                                 primarily for their income potential. The
                                                                                 Portfolio normally invests at least 25% of its
                                                                                 assets in fixed income securities.

Growth Portfolio                              Janus Capital Management, LLC      Seeks long-term growth of capital in a manner
                                              100 Fillmore Street                consistent with preservation of capital. The
                                              Denver, COE80206-4928              Portfolio pursues its objectives by investing
                                                                                 primarily in common stocks selected for their
                                                                                 growth potential. Although the Portfolio can
                                                                                 invest in companies of any size, it generally
                                                                                 invests in larger, more established companies.

Capital Appreciation Portfolio                Janus Capital Management, LLC      Seeks long-term growth of capital through a non-
                                              100 Fillmore Street                diversified Portfolio that pursues its objective
                                              Denver, COE80206-4928              by investing primarily in common stocks selected
                                                                                 for their growth potential. The Portfolio may
                                                                                 invest in companies of any size, from larger,
                                                                                 well-established companies to smaller, emerging
                                                                                 growth companies.


Mid Cap Growth Portfolio*                     Janus Capital Management, LLC      Under normal circumstances, will invest at least
                                              100 Fillmore Street                80% of its net assets in equity securities of
                                              Denver, COE80206-4928              mid-sized companies whose market capitalization
                                                                                 falls, at the time of purchase, in the 12-month
                                                                                 average of the capitalization of the Russell
                                                                                 Midcap Growth Index.
*Formerly Aggressive Growth Portfolio


Worldwide Growth Portfolio                    Janus Capital Management, LLC      Seeks long-term growth of capital in a manner
                                              100 Fillmore Street                consistent with preservation of capital. The
                                              Denver, COE80206-4928              Portfolio pursues its investment objective by

investing primarily in common stocks of companies
                                                                                 of any size throughout the world. The Portfolio
                                                                                 normally invests in issuers from at least five
                                                                                 different countries, including the United States.
                                                                                 The Portfolio may at times invest in fewer than
                                                                                 five countries or even a single country.

VANGUARD VARIABLE INSURANCE FUND

High Yield Bond Portfolio                     Wellington Management              Seeks to provide a high level of income by
                                              Company, LLP                       investing mainly in a diversified group of high-
                                              75 State Street                    yielding, higher-risk corporate bonds with medium-
                                              Boston, MAE02451                   and lower-range credit-quality ratings, commonly
                                                                                 known as "junk bonds." The Portfolio emphasizes
                                                                                 higjer grades of credit quality within the high-
                                                                                 yield bond universe, and under normal
                                                                                 circumstances will invest at least 80% of its
                                                                                 assets in issues  rated B or better by Moody's
                                                                                 Investors Service, Inc., or Standard and Poor's
                                                                                 Corporation.  The Portfolio may not invest more
                                                                                 than 20% of its assets in any of the following,
                                                                                 taken as a whole: bonds with credit ratings lower
                                                                                 than B or that are unrated, convertible
                                                                                 securities, and preferred stock.

Balanced Portfolio                            Wellington Management              Seeks to conserve capital and to provide moderate,
                                              Company, LLP                       long-term growth of capital and income by investing
                                              75 State Street                    60% to 70% of its assets in dividend-paying and,
                                              Boston, MAE02451                   to a lesser extent, non-dividend paying common
                                                                                 stocks of established large and medium-size
                                                                                 companies that, in the adviser's opinion, are
                                                                                 undervalued, but have prospects to improve,
                                                                                 known as value stocks. The remaining 30% to 40%
                                                                                 of assets are invested primarily in high-quality,
                                                                                 intermediate- and long-term bonds, with some
                                                                                 exposure to U.S. Treasury, governmental agency,
                                                                                 and mortgage-backed bonds.

Equity Index Portfolio                        The Vanguard Group                 Seeks to provide long-term growth of capital and
                                              P.O. Box 2600                      income by attempting to match the performance of
                                              Valley Forge, PA  19842            a broad-based market index of stocks of large U.S,
                                                                                 companies by employing an index approach by holding
                                                                                 all of the stocks in the Standard & Poor's 500
                                                                                 Index in roughly the same proportion to their
                                                                                 weightings in the Index.

Mid-Cap Index Portfolio                       The Vanguard Group                 Seeks to provide long-term growth of capital by
                                              P.O. Box 2600                      attempting to match the performance of a broad-
                                              Valley Forge, PA  19842            based market index of stocks of medium-size U.S.
                                                                                 companies by employing an index approach by holding
                                                                                 the stocks in the Standard & Poor's MidCap 400
                                                                                 roughly the same proportion to their
                                                                                 weightings in the Index.

Small Company                                 Granahan Investment                Seeks to provide long-term growth of capital by
Growth Portfolio                              Management, Inc.                   investing mainly in the stocks of smaller companies
                                              275 Wyman Street                   which the Portfolio's advisers consider to have
                                              and                                above-average prospects for growth, but may provide
                                              Grantham, Mayo,                    little or no dividend income.
                                              Van Otterloo & Co., LLC
                                              40 Rowes Wharf
                                              Boston, MA 02110

REIT Index Portfolio                          The Vanguard Group                 Seeks to provide a high level of income and
                                              P.O. Box 2600                      moderate long-term growth of capital by
                                              Valley Forge, PA  19842            investing at least 98% of its assets in the
                                                                                 stocks of real estate investment trusts; the
                                                                                 remaining assets are cashed investments. The
                                                                                 Portfolio employs an index approach by holding
                                                                                 a mix of securities that seeks to match the
                                                                                 performance of the Morgan Stanley REIT Index.

                         VARIABLE ACCOUNT VOTING RIGHTS

The Company is the legal owner (shareholder) of the shares of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., Janus Aspen Series, and Vanguard Variable Insurance Funds (collectively, the "Funds"). However, the Company believes that when a Portfolio solicits proxies in connection with a vote of shareholders, it is required to obtain from you, and other affected Contract Owners, instructions as to how to vote those shares.

If any of the Funds hold a shareholder meeting at which you are entitled to vote, you will receive periodic reports relating to that particular Fund and/or the Portfolio(s) in which you have an interest, proxy material, and a form on which you can give voting instructions.

The Company will determine the number of shares that you will have a right to vote as of a date chosen by it, which will not be more than 60 days prior to the shareholder meeting. The Company will send you proxy material and the form for giving voting instructions prior to the shareholder meeting.

For purposes of voting Fund shares held in the Variable Account at a shareholder meeting of the Fund, your voting interest after the Income Date decreases as the reserves underlying the Contract decrease.

In accordance with its view of present law, the Company will vote the shares of the Funds held in the Variable Account in accordance with instructions received from all persons having a voting interest in the Portfolio. The Company will vote shares for which it has not received instructions in the same proportion as it votes shares for which it has received instructions. The Company will vote its own shares in the same proportion as it votes shares for which it has received instructions.

If the applicable law with respect to voting rights is amended, or if the interpretation of the law changes, and it is determined that the Company has authority to vote the shares of the Funds in its own right, it may elect to do so.

                           SUBSTITUTION OF SECURITIES

If a Subaccount is no longer available for investment by the Variable Account, or if the CompanyOs Board of Directors determines that further investment in a Subaccount becomes inappropriate in view of the Variable AccountOs objectives, the Company may substitute another Subaccount already available or that will become available for investment by the Variable Account. However, the Company may not make any substitution of securities in any Subaccount without the prior approval, and subject to the requirements, of the Securities and Exchange Commission.

                             CHARGES AND DEDUCTIONS

Contingent Deferred Sales Charge

At the time you purchase the Contract, the Company does not deduct a sales charge. However, the Company deducts a contingent deferred sales charge if you make a surrender of purchase payments within six years after you made them. The Company does not deduct a contingent deferred sales charge after it has had a purchase payment for more than six years.

The contingent deferred sales charge reimburses the Company for its expenses in selling the Contract. If the charge does not cover all its sales expenses, the Company may use the mortality and expense risk premium to make up any difference.

If you surrender all or a portion of the Contract, the Company will calculate the contingent deferred sales charge at the time of the surrender and will deduct it from the Contract Value. In calculating the contingent deferred sales charge:

        purchase payments will be allocated to the amount surrendered on a first-in-first-out basis;

        in no event will the aggregate contingent deferred sales charge exceed 6% of the total purchase payments made.

The amount of the contingent deferred sales charge is calculated by:

(1)     allocating purchase payments to the amount surrendered; and
(2) multiplying each such allocated purchase payment by the appropriate percentage shown in the table below; and
(3)     adding the products of each multiplication in (2) above.

         Time between when purchase
         payment is made and date of surrender           Percentage

         Less than 1 year                                     6%
         At least 1 year, but less than 2 years               5%
         At least 2 years, but less than 3 years              4%
         At least 3 years, but less than 4 years              3%
         At least 4 years, but less than 5 years              2%
         At least 5 years, but less than 6 years              1%
         At least 6 years                                     0%

The contingent deferred sales charge percentage is based on the amount partially surrendered and is deducted from the Contract Value remaining after the amount requested is deducted.

Example:        Amount requested:                               $1,000
                Assume 5% contingent deferred sales charge:     $   50
                Total amount withdrawn from Contract Value:     $1,050
                Amount you receive:                             $1,000

If, after the surrender amount is deducted, the remaining Contract Value is insufficient to pay the contingent deferred sales charge, the charge will be deducted from the amount you request to be surrendered.

Example:        Amount requested:                               $1,000
                Assume 5% contingent deferred sales charge:     $   50
                Total amount withdrawn from Contract Value:     $1,000
                Amount you receive:                             $  950

The Company will determine the amount deducted from the Contract Value by canceling Accumulation Units from each applicable Subaccount in the ratio that the value of each Subaccount bears to the total Contract Value. If you prefer some other method of Accumulation Unit cancellation, you must notify the Company in writing beforehand.

For purposes of determining the amount of the contingent deferred sales charge, surrenders will be attributed to purchase payments on a first-in-first-out basis. You should note that this is contrary to the allocation method used for determining tax obligations. For tax purposes, withdrawals are considered to have come from the last money into the Contract. Thus, for tax purposes, earnings are considered to come out first.

The Company will not deduct a contingent deferred sales charge under the following circumstances:

     After the first Contract Anniversary date, you may make one surrender per Contract Year, on a non-cumulative basis, of up to 10% of the aggregate purchase payments (less any withdrawals) without a contingent deferred sales charge, provided the value of the Contract prior to the surrender exceeds $10,000.

     When purchase payments that have been held by the Company for more than six years are being withdrawn.

     When distributions under the Contract are made because of the death of the Contract Owner or Annuitant, or as annuity payments.

     At the Company's option pursuant to its current guidelines or procedures.

Reduction or Elimination of Contingent Deferred Sales Charge

The amount of the contingent deferred sales charge may be reduced or eliminated when the Contract is sold to individuals or to a group of individuals and results in expense savings. The Company will determine if a group is entitled to have the contingent deferred sales charge reduced or eliminated based on these four factors:

(1) The size and type of group. Generally, sales expenses for large groups are less than for small groups because more contracts can be issued to a large group with fewer sales contacts.

(2) The total amount of purchase payments that will be received. Per-contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

(3) Any prior or existing relationship with the Company. Per-contract sales and administrative expenses are likely to be less when an established relationship exists.

(4) Other group factors may come to light that warrant a reduction or elimination of the contingent deferred sales charge.

The contingent deferred sales charge may be eliminated when the Contract is issued to an officer, director or employee of the Company or any of its affiliates. An employeeOs spouse and children under the age of 21 are also included.

From time to time, the Company may modify both the amounts of reduction and the criteria for qualification, but in no event will reduction or elimination of the contingent deferred sales charge or of any other provision of the Contract be permitted if it will be unfairly discriminatory to any person.

Deduction for Mortality and Expense Risk Premium

The mortality and expense risk premium is equal, on an annual basis, to 1.20% of the average daily net asset value of the Variable Account. This charge compensates the Company for all the insurance benefits provided by the Contract, e.g., guarantee of annuity rates, the death benefit, for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract. If the mortality and expense risk premium is insufficient, the Company will bear the loss. The Company may use any profits from this charge to pay for the costs of distributing the Contract.

Deduction for Contract Maintenance Charge

The Company incurs expenses in administering and maintaining the Contract. As reimbursement for these expenses, the Company deducts a contract maintenance charge of $30 on each Contract Anniversary date from the Contract Value. The Company does this by canceling Accumulation Units from each Subaccount in the ratio that the value of each Subaccount bears to the total Contract Value.

Other information you should know about the contract maintenance charge:

The current charge is $30 annually; however, prior to the Income Date, the Company has the right to change the amount.

Once you begin receiving annuity payments, the Company may impose a contract maintenance charge if certain pay-out or settlement options are chosen. However, the amount of the charge after the Income Date will not change from the amount you were charged during the Contract Year immediately preceding the Income Date. If a charge is imposed after the Income Date, it will be deducted on a monthly basis and will reduce the amount of your annuity payment.

If you surrender the Contract for its full surrender value, on other than the Contract Anniversary date, the Company will deduct the contract maintenance charge at the time of surrender.

The contract maintenance charge will be deducted whether or not you are making purchase payments.

The Company does not profit from the contract maintenance charge.

Deduction for Premium Taxes and Other Taxes

The Company will deduct for any premium taxes that are assessed because of the Contract or the Variable Account from the Contract Value. State premium taxes currently range from 0% to 4%. Some states assess premium taxes when purchase payments are made; others assess premium taxes at the time of annuitization (at the Income Date).

For those states assessing premium taxes when purchase payments are made, the Company's current practice is to advance payment of the taxes and then deduct that amount from the Contract Value at the Income Date or when you surrender the Contract.

The amount of state or other governmental entity premium taxes is subject to change by legislatures, administrative interpretations or judicial acts. The amount of premium taxes also depends on your state of residence, the status of the Company in that state, and the stateOs insurance tax laws. Any income taxes resulting from the operation of the Variable Account are deducted from the Contract Value. The Company does not currently anticipate that income taxes will become payable.

The Company will deduct any withholding taxes as required by applicable law.

Other Expenses

There are other deductions from and expenses paid out of the assets of the Portfolios which are described in the accompanying Fund prospectuses.

                                  THE CONTRACT

The assets of the Variable Account are divided into Subaccounts within the Variable Account. Each Subaccount invests in one Portfolio. Subject to the terms and conditions of the Company, your purchase payments will be invested in one or more of the available Subaccounts which you selected when you completed the application form. You may change your investment selection prospectively without fee, penalty or other charge by providing written instructions to the Company.

The Company may, from time to time, offer new investment options by adding Mutual Funds and, when appropriate, Portfolios within a Mutual Fund. When new Mutual Funds or Portfolios are added, you will be permitted to select the new Mutual Funds or Portfolios, subject to terms and conditions imposed by the Company.

Transfers

You may transfer all or part of your Contract Value between investment options. You may make only four transfers in any Contract Year prior to the Income Date. After the Income Date, only one transfer may be made in any Contract Year. Transfers are subject to the following conditions:

(1) Requests for transfers must be in writing and must clearly state:
        the amount to be transferred; and
        the Mutual Fund or Portfolio the transfer is to be made from and the Mutual Fund or Portfolio the transfer is to be made to.

(2) The minimum amount of any transfer is $250, or the remaining Contract Value in the Portfolio if it is less than $250.

(3) No partial transfer will be made if the remaining Contract Value in the Portfolio will be less than $250.

(4) Transfers are made using values determined as of the next Valuation Period after the Company receives a proper transfer request. However, you may not make transfers of your initial purchase payment until 25 days after the Company receives it. In addition, you may not make a transfer if it is within seven calendar days of the date your first annuity payment is due.

(5) While the Company does not currently charge a transfer fee, it may do so in the future. In the event the Company imposes a transfer fee, you will be notified in advance. The amount of the transfer fee will not be guaranteed and the Company may change it at any time. The fee will be deducted from the amount transferred.

(6) The Company reserves the right to terminate, suspend or modify the transfer privileges described above at any time and without notice to any person.

Telephone Transfers

Transfers by telephone are permitted if you follow these steps:

(1) Check the "Yes" box in the telephone transfer section of the Contract application form.

(2) Call the Annuity Service Office at the telephone number listed on page 1 of this Prospectus. Be prepared to give the customer service representative specific information about the Contract, including the Contract number, and your social security number and/or birth date. You may be required to provide additional information in order to verify that the request is genuine.

(3) You must give specific detail to the customer service representative as to the amount to be transferred, the Portfolio the transfer is being made from, and the Portfolio the transfer is being made to.

Transfers requested by telephone before 3 p.m., C.S.T., will take effect that day. Transfer requests received by telephone after 3 p.m. C.S.T. will take effect on the next business day after the request is received.

To prevent losses due to unauthorized or fraudulent transfer instructions, the Company will use reasonable procedures to ensure that a telephone transfer request is genuine. The Company will not be liable for losses incurred in complying with a telephone transfer request it believes is genuine if reasonable procedures were followed to confirm the legitimacy of the request.

The Company has the right to reject any telephone transfer request.

Account Rebalancing

The Company offers an Account Rebalancing Program which allows you to have your Contract Value automatically reallocated annually to a specific percentage or at more frequent intervals. You may participate in this program by sending a written request to the Company at the Annuity Service Office address given on page 1 of this Prospectus. Participation in the Account Rebalancing Program will neither ensure a profit nor guarantee against a loss in a declining market.

No Default

Unless you surrender the Contract for the full surrender amount, the Contract will remain in force until the Income Date and will not be in default even if no additional purchase payments are made.

Modification of the Contract

The Company cannot modify the Contract without your consent, except if modifications are required by applicable law.

Contract Value

The Contract Value is the sum of the values for each Subaccount. The value of each Subaccount is determined by multiplying the number of Accumulation Units attributable to the Subaccount by the value of one Accumulation Unit for the Subaccount.

Example: Number of Accumulation Units in Subaccount  =        250
         Value of one Subaccount Accumulation Unit   =        $10
         250  x  $10 = $2,500 Contract Value

Ownership

As the Contract Owner, you have all rights and may receive all benefits under the Contract. During the lifetime of the Annuitant and prior to the Income Date, the Contract Owner is the person designated on the application, unless changed. On and after the Income Date, the Contract Owner is the Annuitant (if the Owner and the Annuitant are different persons, this may be a taxable event). On and after the death of the Annuitant, the beneficiary is the Contract Owner.

As the Contract Owner, you may name a Contingent Contract Owner or a new Contract Owner at any time. However, your spouse is the only person eligible to be the Contingent Contract Owner, unless otherwise provided under state law. If you die, the Contingent Contract Owner becomes the Contract Owner. By naming a new Contract Owner or a new Contingent Contract Owner, any previous choice of Contract Owner or Contingent Contract Owner will automatically be revoked.

If there are joint Contract Owners, upon the death of either joint Contract Owner, the surviving Contract Owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated. If there are joint Contract Owners, unless instructed to the contrary, the Company will accept instructions for the investment allocation of purchase payments and transfers between investment options from either joint Contract Owner. A Contract may not have joint Contract Owners and a Contingent Owner.

In order to change a Contract Owner or Contingent Contract Owner, you must submit a dated and signed written request to the Company. The change will be effective as of the date you signed the written request. A change in Contract Owner or Contingent Contract Owner will not affect any payment made or action taken by the Company prior to the time a request for change is received. You should consult a tax adviser before you change a Contract Owner.

When a Non-Qualified Contract is owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract generally will not be treated as an annuity for tax purposes.

Assignment

You may assign the Contract at any time during the AnnuitantOs lifetime prior to the Income Date. The Company is not bound by any assignment until it receives written notice that the Contract has been assigned. The Company is not responsible for the validity of any assignment and it will not be liable for any payment or other settlement it makes in connection with the Contract before it receives written notice of the assignment.

If the Contract is issued pursuant to a qualified plan, it may not be assigned, pledged or transferred except under the provisions of applicable law.

Assignment of the Contract may be a taxable event. You should consult your tax adviser before assigning the Contract.

Beneficiary

The beneficiary is named on the application and, unless changed, that beneficiary is entitled to receive the death benefit at the death of an Owner or the death of the Annuitant. However, no death benefit will be paid on the death of the Owner if the Contingent Owner is the spouse of the deceased Owner and elects to continue the Contract.

Unless you specify otherwise, the death benefit will be paid in equal shares, or all to the survivor, as follows:

(1) to the primary beneficiary or beneficiaries who survive the Annuitant's or Contract Owner's (as applicable) death; or, if there are none,

(2) to the contingent beneficiary or beneficiaries who survive the AnnuitantOs or Contract Owner's (as applicable) death; or, if there are none,

(3) to the Contract Owner, or the Contract Owner's estate.

As the Contract Owner, you may change the beneficiary or beneficiaries or the contingent beneficiary or beneficiaries at any time during the Annuitant's lifetime. You must submit a signed and dated written request to the Company in order to change the beneficiary. The change will take effect as of the date the request is signed, but the Company will not be liable for any payment it makes or action it takes before it records the change.

Delivery of Contract Owner Documents

Under federal securities law, the Company is required to provide Contract Owners with certain periodic reports, including financial reports. In some cases, multiple Contract Owners reside in the same household. Rather than sending multiple copies of the same report to one household, the Company will mail only one report to an address at which two or more Contract Owners reside.

PLEASE NOTE: If you reside in a household with other Contract Owners but you want to receive your own separate copy of all reports to Contract Owners, you must notify us by taking the following action:

        Call the Company toll free at 1-800-533-7827

        Ask to speak to an Annuity Service Representative

Documents and reports related to your individual Contract, such as transaction confirmations, will be sent to you individually.

ANNUITY PROVISIONS

Income Date and Settlement Option

You will select an Income Date and a settlement option at the time you complete the application. The Income Date is the date on which the Annuitant will start receiving annuity payments. The settlement option determines the timing and, in part, the amount of annuity payments.

The Income Date must fall on the first day of a calendar month and must be at least one month after the date the Contract is effective. It may not be later than the first day of the calendar month following the AnnuitantOs 85th birthday, unless the Contract is issued pursuant to a qualified plan that requires an earlier date.

Changing the Income Date

You may change the Income Date by submitting a signed and dated written notice to the Company at least 30 days prior to the change. If you change the Income Date, it must still fall on the first day of a calendar month. It cannot be deferred beyond the first day of the calendar month following the AnnuitantOs 85th birthday. However, if the Contract is issued pursuant to a qualified plan, it may require an earlier date.

Changing the Settlement Option

You may change the settlement option at any time prior to the Income Date by submitting a signed and dated written notice to the Company at least 30 days prior to the Income Date. You may select another available settlement option, or you may select an alternative option of your choosing, provided it is acceptable to the Company.

Settlement Options

The net proceeds under the Contract may be paid under one of the following options, or under an alternative option of your choosing, provided it is acceptable to the Company:

OPTION 1 - LIFE ANNUITY

Under this option, the Annuitant will receive a monthly annuity payment during the AnnuitantOs lifetime. Payments terminate at the AnnuitantOs death. This means that even if the Annuitant dies after receiving only one or two annuity payments, the annuity payments will stop, regardless of how many purchase payments were made or the remaining Contract Value.

OPTION 2 - LIFE ANNUITY WITH MONTHLY PAYMENTS GUARANTEED

Under this option, the Annuitant will receive a monthly annuity payment during the AnnuitantOs lifetime, with the guarantee that if the Annuitant dies before 120 payments have been made, the remainder of the 120 payments will be made to the beneficiary. The beneficiary can elect to receive the remainder of the guaranteed annuity payments in monthly installments, or they can be paid in a lump sum. The lump sum payment will consist of the present value of the remaining guaranteed annuity payments as of the date the Company receives the notice of death, commuted at the assumed investment rate of 4%. The lump sum will be paid within seven days of receiving the request.

OPTION 3 - JOINT AND LAST SURVIVORSHIP ANNUITY

Under this option, the monthly annuity payments are made during the joint lifetime of the Annuitant and a second person and continue during the lifetime of the survivor. In other words, if the Annuitant dies first, payments continue during the second personOs lifetime. It is possible to receive only one or two annuity payments if both the Annuitant and the second person die after the first or second payment is received.

If no settlement option is selected, Option 1 will automatically be applied.

Mortality and Expense Guarantee

The Company guarantees that the dollar amount of each annuity payment after the first will not be affected by variations in mortality experience (the death rate) or the expenses of the Company. The Company also guarantees certain death benefits.

Frequency of Annuity Payments

Annuity payments will be made in monthly installments. However, if the net amount available under any settlement option is less than $5,000, the Company has the right to pay the entire amount in a lump sum.

If the amount of a monthly annuity payment is, or becomes, less than $30, the Company has the right to change the frequency of the annuity payments so that each payment will be at least $30.

Amount of Annuity Payments

A variable annuity is an annuity with payments that

        are not predetermined as to dollar amount; and

        will vary in amount with the investment experience of the applicable Subaccounts.

At the Income Date, the Contract Value of the Subaccounts will be applied to the applicable annuity tables contained in the Contract. The annuity table that is used will depend on the settlement option you choose. The same Contract Value amount applied to each settlement option may produce a different initial annuity payment.

The actual dollar amount of the annuity payments depends on four things:

(1) the Contract Value on the Income Date;

(2) the annuity table specified in the Contract;

(3) the settlement option selected; and

(4) the investment performanceof the Portfolio(s) selected.


The annuity tables in the Contract are based on a 4% assumed investment rate. If the actual net investment rate exceeds 4%, your monthly payments will increase. Conversely, if the actual net investment rate is less than 4%, your monthly payments will decrease. If a higher assumed interest rate were used, the initial payment would be higher, but the actual net investment rate would have to be higher in order for annuity payments to increase.

Your monthly annuity payment will be equal to the value of a fixed number of annuity units each month. The value of a fixed number of annuity units will reflect the investment performance of the Portfolio(s) selected, and the amount of each annuity payment will vary accordingly. The Statement of Additional Information contains information regarding annuity unit values.

Additional Provisions

Before the Company makes any life annuity payment, you may be required to provide proof of the AnnuitantOs age. If the AnnuitantOs age has been misstated, the amount of the payment will be the amount that the purchase payments would have provided at the correct age. Once monthly life annuity payments have begun, any underpayments will be made up in one lump sum with the next annuity payment; overpayments will be deducted from future annuity payments until the total is repaid.

You must return the Contract to the Company before a settlement option is paid. Before a death benefit is paid, a certified copy of the death certificate must be submitted to the Company.

Where payment under the Contract is contingent on the recipient being alive on a certain date, the Company may require proof that the recipient is alive.

The U.S. Supreme Court has determined that, under certain circumstances, there may be a violation of Title VII of the Civil Rights Act of 1964, as amended, when retirement benefits are determined on the basis of the recipientOs sex. The annuity tables contained in the Contract are not based on the Annuitant's sex.

                                 DEATH BENEFIT

Amount of Death Benefit

Upon the death of a Contract Owner or an Annuitant before the Income Date, the Company will pay the death benefit to the beneficiary. The amount of the death benefit will be determined as of the Valuation Period next following the date the Company receives:

        a certified copy of the death certificate; and

        an election of a death benefit payment method.

If an Annuitant, including an Annuitant who is also the Contract Owner, dies, the amount of the death benefit will be the greater of:

        the sum of all purchase payments made, less surrendered amounts; or

        the Contract Value.

If a Contract Owner who is not also an Annuitant dies, the death benefit will be the Contract Value.

Payment of Death Benefit

If an Annuitant who is not a Contract Owner dies before the Income Date, the death benefit will be paid in a single sum or under a settlement option. If the beneficiary elects to have the death benefit paid under a settlement option, the beneficiary has 60 days from the date the Company receives the death certificate to select a settlement option. If no settlement option is selected by the end of the 60-day period, the death benefit will be paid to the beneficiary in a single sum. The death benefit will be paid according to applicable laws or regulations governing such payments.


If a Contract Owner dies before the Income Date, the death benefit will be paid within five years of the date of death, unless the beneficiary elects to have it paid over his or her lifetime with distributions beginning within one year of the date of death. The Contingent Owner who is the deceased Owner's spouse or the beneficiary who is the deceased Owner's spouse may elect to continue the Contract in his or her own name. If the Contract Owner is a non-natural person, the death benefit upon death of the Annuitant will be distributed under the rules applicable to the death of the Owner as set forth in this paragraph.

If an Owner or an Annuitant dies on or after the Income Date, any remaining payments shall be paid as provided for in the settlement option in effect at the time of death.

                          PURCHASES AND CONTRACT VALUE

You may purchase the Contract under a flexible purchase payment plan. You can remit purchase payments to the Company as frequently and in the amount you select on the application. The initial purchase payment is due on the date the Contract becomes effective. The Company has the right to reject any application or purchase payment.

                           Minimum Initial   Minimum Subsequent
                           Purchase Payment  Purchase Payment
Qualified or Non-               $1,000       $ 50 in monthly installments
Qualified Contract                           $150 in quarterly installments
                                             $300 in semi-annual installments
                                             $600 in annual installments

Qualified or Non-Qualified      $100         $100 monthly via automatic
Contract purchased with                           withdrawal from your
an automatic payment plan                         bank account

Contract issued in connection   $2,000
with a lump-sum rollover,
from another account, plan or
fund to the Variable Account
with no additional purchase
payments to be made

Minimum initial and subsequent purchase payments will be waived for employer-sponsored payroll deduction programs in connection with a qualified contract.

The Company has the right to establish administrative policies that may decrease the minimum purchase payment requirements.

Change in Purchase Payments

As the Contract Owner, you may elect to increase, decrease or change the frequency or the amount of your purchase payments so long as you meet the minimum requirements set forth above.

Allocation of Purchase Payments

You can allocate purchase payments to an appropriate Subaccount(s) within the Variable Account. The Company converts purchase payments into Accumulation Units. Purchase payments allocated to a Subaccount are divided by the value of that SubaccountOs Accumulation Unit for the Valuation Period during which the allocation occurs to determine the number of Accumulation Units attributable to the purchase payments.

Example:        Amount of purchase payment                  =        $100
                Value of one Subaccount Accumulation Unit   =        $ 10
                $100 / $10 = 10  Accumulation Units

For initial purchase payments, if the application is in good order, the Company will apply the purchase payment to the Variable Account and will credit the Contract with Accumulation Units within two business days.

If the application is not in good order, the Company will attempt to get it in good order or the application and the initial purchase payment will be returned within five business days. Once the application is deemed to be in good order, the Company will apply the purchase payment to the Variable Account and credit the Contract with Accumulation Units within two business days.

For subsequent purchase payments, the Company will apply the purchase payments to the Variable Account and will credit the Contract with Accumulation Units during the next Valuation Period after the Valuation Period in which it receives the purchase payment.

Dollar Cost Averaging Plan

You may make regular transfers of predetermined amounts from the T. Rowe Price Prime Reserve Portfolio to other Subaccounts by establishing a dollar cost averaging plan. This approach allows you to spread investments over time to reduce the risk of investing at the top of the market cycle. You may establish a dollar cost averaging plan by contacting the Annuity Service Office at 1-800-533-7827.

Dollar cost averaging does not insure a profit or protect against a loss during declining markets. Because such a plan involves continuous investment regardless of changing share prices, you should consider your ability to continue the program through times when the share prices are high.

Accumulation Units

Purchase payments are converted into Accumulation Units. The Company does this by dividing the amount of the purchase payment you allocate to a Subaccount by the Accumulation Unit value for that Subaccount.

When the Variable Account was established, the Company set the value of an Accumulation Unit at $10. For each subsequent Valuation Period, the Company has determined the Accumulation Unit value by:

(1) determining the total amount of money invested in the particular Subaccount;
(2) subtracting from that amount the mortality and expense risk premium and any other charges, such as taxes, the Company has deducted; and
(3) dividing this amount by the number of outstanding Accumulation Units.

The value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. It is affected by:

        the investment performance of the Subaccount;

        expenses; and

        deduction of certain charges.

The value of an Accumulation Unit is determined each day that the New York Stock Exchange is open for trading. See the definition of "Valuation Date" on page 5 of this Prospectus.

Distribution Of Contract

Sentry Equity Services, Inc. (OSentry EquityO), 1800 North Point Drive, Stevens Point, Wisconsin, a wholly-owned subsidiary of SIAMCO, is the principal underwriter of the Contract. The Contract is sold through licensed insurance agents in states where the Contract may lawfully be sold. The agents are registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. Sentry Equity is paid first-year and renewal commissions, not exceeding 4.7% of purchase payments, for its services in distributing the Contract. Sentry Equity, in turn, pays all or a portion of these amounts to the selling agent or agency.

                                   SURRENDERS

While the Contract is in effect, and before the earlier of the Income Date or the AnnuitantOs death, the Company will allow you to surrender all or a portion of the Contract for its surrender value. You must submit a request in writing to the Company for a surrender. The Company will pay the surrender amount within seven days.

Surrenders will result in the cancellation of Accumulation Units from each applicable Subaccount in the ratio that the value of each Subaccount bears to the total Contract Value. If you would like some other method of cancellation to be used, you must notify the Company beforehand in writing.

The surrender value will be the Contract Value for the next Valuation Period following the Valuation Period during which the Company receives your written request, reduced by the sum of:

(1) the total of any applicable premium taxes not previously deducted; PLUS
(2) any applicable contract maintenance charge; PLUS
(3) any applicable contingent deferred sales charge.

Because of the potential tax consequences of a surrender, including possible tax penalties, you should consult your tax adviser before making a surrender.

The
Company may suspend the right to surrender or delay payment of a surrender for more than seven days when:

(1) the New York Stock Exchange is closed (on other than customary weekend and holiday closings);
(2) trading on the New York Stock Exchange is restricted;
(3) an emergency exists and it is not reasonably practicable to dispose of the securities held in the Variable Account, or it is not reasonably practicable to determine the net asset value of the Variable Account; or
(4) during any other period when the Securities and Exchange Commission permits suspension of payments.

The applicable rules and regulations of the Securities and Exchange Commission will control as to whether conditions (2) or (3) exist.

Limitations on Surrenders from 403(b) Annuities

If the Contract is a 403(b) annuity with contributions made under a salary reduction agreement (as defined in Section 403(b)(11) of the Code) withdrawals can only be taken under certain circumstances. In order to take a withdrawal from a 403(b) annuity, you must meet one the following conditions:

        be at least age 591/2;

        have a severance from employment;

        die;

        become disabled (as defined in the Code); or

        have a case of hardship.

Withdrawals for hardship are restricted to the portion of the Contract Value represented by your contributions and does not include investment earnings. The limitations on withdrawals were effective January 1, 1989, and apply only to:


        salary reduction contributions made after December 31, 1988;

        income attributable to such contributions; and

        income attributable to amounts held as of December 31, 1988.

These limitations will apply to all amounts (regardless of when or how contributions were originally made) which are transferred or rolled over from a TSA custodial account (as defined in the Code) into your account. The limitations on withdrawals do not affect rollovers or transfers between certain qualified plans. Tax penalties may also apply. You should consult your tax adviser regarding any withdrawals from a 403(b) annuity.

Texas Optional Retirement Program

If the Contract is issued to a participant in the Texas Optional Retirement Program("ORP"), it will contain an ORP endorsement amending the Contract in two ways. First, if for any reason the second year of the ORP participation is not begun, the total amount of the State of TexasO first-year contribution will be returned to the appropriate institution of higher education at its request. Second, no benefits will be payable, through surrender or otherwise, unless the participant dies, accepts retirement, terminates employment in all Texas institutions of higher education, or attains the age of 701U2 . The value of the Contract may, however, be transferred to other contracts or carriers during the period of ORP participation. A participant in ORP is required to obtain a certificate of termination from the employer before the Contract can be redeemed.

                               FEDERAL TAX STATUS

NOTE: The following discussion is based on the CompanyOs understanding of current federal income tax law applicable to annuities in general. The Company cannot predict if changes to these laws will be made. You are cautioned to seek tax advice as to possible changes. The Company does not guarantee the tax status of the Contract. You bear the complete risk that the Contract may not be treated as an annuity contract under federal income tax laws. You should also understand that the following discussion is not exhaustive and that special rules not discussed here may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

Section 72 of the Code governs taxation of annuities in general. You will not be taxed on the increases in value of the Contract until distribution occurs, either as a lump sum payment or as annuity payments under the settlement option selected. If you take a lump sum payment as a total surrender of the Contract before the Income Date, you will be taxed on the portion of the lump sum payment that exceeds the cost basis of the Contract. With a Non-Qualified Contract, the cost basis generally equals the purchase payments, which have already been taxed. With a Qualified Contract, there may be no cost basis. The taxable portion of a lump sum payment is taxed at ordinary income tax rates.

When the Annuitant starts receiving annuity payments on the Income Date, a portion of each payment in excess of an exclusion amount is included in taxable income. The exclusion amount for payments based on a variable settlement option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. The annuity payments you receive after the investment in the Contract has been recovered (i.e., when the total of the excluded amount equals the investment in the Contract) are fully taxed. The taxable portion is taxed at ordinary income tax rates. If, after the Income Date, annuity payments cease because of the death of the Annuitant, any unrecovered investment in the Contract shall be allowed as a deduction to the Annuitant for his or her last taxable year. Unrecovered investment in the Contract is the investment in the Contract on the Income Date reduced by amounts received after the Income Date which were excludable from taxable income.

You are urged to consult your tax adviser regarding the tax consequences of any type of distribution or payment under the Contract.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Variable Account is not a separate entity from the Company and its operations form a part of the Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) when the investments are not adequately diversified, as required by U.S. Treasury Department regulations.

If it is determined that the Contract does not meet the definition of an annuity contract, you, as the Contract Owner, would be liable for federal income tax on the earnings portion of the Contract prior to the receipt of the income. The Code contains a safe harbor provision which provides that annuity contracts meet the diversification requirements if, at the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

In 1989, the Treasury Department issued regulations that amplify the diversification requirements for variable contracts contained in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio is deemed adequately diversified if:

        no more than 55% of the value of the total assets of the portfolio is represented by any one investment;

        no more than 70% of the value of the total assets of the portfolio is represented by any two investments;

        no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and

        no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

For purposes of these regulations, all securities of the same issuer are treated as a single investment. The Code provides that, for purposes of diversification, each U.S. government agency or instrumentality is treated as a separate issuer.

The Company intends that the Mutual Funds underlying the Contract will be managed by the investment advisers so as to comply with the diversification requirements.

Contract Owner Control of Investments

Currently, there is no official guidance as to whether, or under what circumstances, control of the investments of the Variable Account by the Contract Owner will cause the owner to be treated as the owner of the assets of the Variable Account, thereby causing the Contract to lose its favorable tax treatment.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that a policy owner was not the owner of the assets of a separate account. It is unknown whether these differences, such as the Contract OwnerOs ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered the owner of the assets of the Variable Account.

In the event any forthcoming guidance or ruling sets forth a new position, the guidance or ruling will generally be applied only prospectively. However, if the ruling or guidance is not considered to set forth a new position, it may be applied retroactively, resulting in the Contract Owner being determined to retroactively be the owner of the assets of the Variable Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

Federal tax laws provide that multiple non-qualified annuity contracts that are issued within a calendar year period to the same Contract Owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from the combination of contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. You should consult your tax adviser before purchasing more than one non-qualified annuity contract in any calendar year.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998, a tax court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. In late 1999, the Internal Revenue Service acquiesced to the tax courtOs ruling, but stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations in order to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. Without further guidance from the IRS, it is unclear what specific types of partial exchanges will be challenged by the IRS. Currently, the Company does not allow partial exchanges of annuity contracts. However, due to the uncertainty in this area, you should consult you own tax adviser before entering into a partial exchange of any annuity contract.

Owner Other Than Natural Person

Under Section 72(u) of the Code, the investment earnings on purchase payments will be taxed currently to the Contract Owner if the Contract Owner is a non-natural person, such as a corporation or certain other entities. A contract held by a non-natural person will generally not be treated as an annuity for federal income tax purposes.

However, this does not apply to a contract held by a trust or other entity as an agent for a natural person, nor does it apply to a contract held by a qualified plan. You should consult your own tax adviser before purchasing the Contract if it is to be held by a non-natural person.

Tax Treatment of Assignments

If you assign or pledge the Contract, there may be tax implications. You should consult your tax adviser before assigning or pledging the Contract.

Gifting a Contract

If you transfer ownership of your Contract to a person other than your spouse, or former spouse incident to a divorce, and you receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Taxation of Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or annuity payments. Estate taxes may also apply.

Income Tax Withholding

All distributions under the Contract, or the portion of the distribution that is included in your gross income, are subject to federal income tax withholding. Generally, if you are receiving periodic payments, the withholding rate is the same as for wages; for non-periodic payments, the withholding rate is 10%. However, you may elect not to have taxes withheld or to have them withheld at a different rate. Taxable distributions made to nonresident aliens will generally be subject to a 30% withholding rate unless a lower treaty rate applies to such person.

Certain distributions from retirement plans qualified under Code Section 401, Code Section 403(b), or from a Code Section 457 governmental plan that are not directly rolled over to another qualified retirement plan, an individual retirement account, or an individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:

(1) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or distributions for a specified period of 10 years or more; or
(2) distributions that are required minimum distributions; or
(3) the portion of the distribution that is not includable in gross income (the return of any after-tax contributions); or
(4) hardship withdrawals.

When all or a part of an annuity contract or a death benefit under an annuity contract is transferred or paid to an individual who is two or more generations younger than the Owner, a generation-skipping transfer tax may be owed. Under certain circumstances, federal tax law may require the Company to withhold the tax from the Contract and pay it directly to the Internal Revenue Service.

You should consult your tax adviser regarding withholding requirements.

Tax Treatment of Withdrawals - Non-Qualified Contracts and Section 457
Contracts

Section 72 of the Code governs the treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn under the Contract will be treated as first coming from earnings and then, only after the earnings portion is exhausted, as coming from the purchase payments. Earnings that are withdrawn must be included in your gross income.

Section 72 further provides that a 10% penalty will apply to the earnings portion of any distribution. However, the 10% penalty does not apply to amounts received:

(1) after the taxpayer reaches age 591/2;
(2) after the Contract Owner's death;
(3) if the taxpayer is totally disabled (as defined in the Code);
(4) in a series of substantially equal periodic payments made at least annually during the taxpayerOs lifetime (or expected lifetime) or for the joint lives (or joint live expectancies) of the taxpayer and his or her beneficiary;
(5) under an immediate annuity; or
(6) that are allocable to purchase payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 591U2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception is used.

The Contract provides that if the Annuitant dies prior to the Income Date, the death benefit will be paid to the beneficiary. Payments made upon the death of the Annuitant who is not the Contract Owner do not qualify for the death-of-contract-owner exception in (2) above and will be subject to the 10% penalty, unless the beneficiary is at least age 591U2 or one of the other exceptions to the penalty applies.

The above information applies to Qualified Contracts issued under Section 457 of the Code, but does not apply to other Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to other Qualified Contracts (see below).

Withdrawals - Investment Adviser Fees

The Internal Revenue Service has, through a series of private letter rulings, held that the payment of investment adviser fees from an IRA or a tax-sheltered annuity is permissible under certain circumstances and will not be considered a distribution for income tax purposes. The rulings require that in order to receive this favorable tax treatment, the annuity contract must, under a written agreement, be solely liable (not jointly with the Contract owner) for payment of the adviser's fee and the fee must actually be paid from the annuity contract to the adviser. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract.

Qualified Plans

The Contract offered by this Prospectus is suitable for use under various types of qualified plans. The tax implications for participants in qualified plans vary with the type of plan and the terms and conditions of each plan. You should be aware that benefits under a qualified plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contract.

Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. The Company is not bound by the terms and conditions of such plan to the extent such terms conflict with the terms of the Contract unless the Company specifically consents to be bound. You are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax-deferred. However, the Contract has features and benefits other than tax-deferral that may make it appropriate for a qualified plan.

Following are general descriptions of the types of qualified plans that can be used with the Contract. The descriptions are not comprehensive and are for your general information only. Tax laws and regulations regarding qualified plans are very complex and have different applications depending on individual facts and circumstances. You should consult your tax adviser before purchasing the Contract under a qualified plan.

If the Contract is issued pursuant to a qualified plan, it may contain special provisions that are more restrictive than the Contract provisions described in this Prospectus. Generally, if the Contract is issued under a qualified plan, the Contract is not transferable except if it is surrendered or annuitized. Various penalties and excise taxes may apply to purchase payments (contributions) or distributions made in violation of applicable limits. Certain withdrawal penalties and restrictions may apply to surrenders from a Qualified Contract.

The Contract is no longer available in connection with H.R. 10 (Keogh) Plans or corporate pension and profit-sharing plans with the exception of SIMPLE IRAs and simplified employee pension (SEP) plans. The information provided below is being included to provide disclosure to owners of Contracts that were issued under these types of plans.

TAX SHELTERED ANNUITIES

The Code permits the purchase of tax-sheltered annuities by public schools and certain charitable, educational and scientific organizations. Qualifying employers may make contributions to these annuities on behalf of their employees. The contributions are not included in the gross income of the employees until the employees receive distributions from the annuities. The amount of contributions is limited to certain maximums imposed by the Code. The Code also provides restrictions on transferability, distributions, nondiscrimination and withdrawals of tax-sheltered annuities. You should consult with your tax adviser regarding the tax consequences of investing in a tax-sheltered annuity. Loans are not available under the Contract.

INDIVIDUAL RETIREMENT ANNUITIES

The Code permits eligible individuals to contribute to an individual retirement plan known as an individual retirement annuity or IRA. Under applicable limits, you can contribute certain amounts to an IRA that can be deducted from your taxable income. There are also limits with respect to eligibility, contributions, transferability and distributions. Under certain conditions, distributions from other IRAs and other qualified plans may be rolled over or transferred on a tax-deferred basis into an IRA. If the Contract is to be used as an IRA, there are specific requirements imposed by the Code. In addition, the Company is required to give you additional informational disclosure if you purchase the Contract as an IRA. However, you should consult with your tax adviser regarding the tax consequences and suitability of investing in an IRA.

Roth IRA. Under an individual retirement annuity known as a Roth IRA, contributions are made with after-tax dollars, but the earnings are distributed tax-free if certain conditions are met. Distributions from a Roth IRA are tax-free if it has been held for at least five years AND it meets one of the following requirements:

        the distribution is made after age 591U2 or the taxpayer has died or is disabled;

        the distribution is being used for a qualified first-time home purchase, subject to a $10,000 lifetime maximum, by the taxpayer, a spouse, child, grandchild, or ancestor.

Certain penalties may apply if you receive a non-qualified distribution. Rollovers to or from a Roth IRA can be made under certain circumstances, however, there may be a tax liability if the rollover involves a non-Roth IRA.

If you are considering a Roth IRA, you should consult with your tax adviser regarding the tax implications and suitability.

SIMPLE IRA. Section 408(p) of the Code permits certain employers (generally those with less than 100 employees) to establish a retirement program for employees using Savings Incentive Match Plan Retirement Annuities ("SIMPLE IRA"). SIMPLE IRA programs can only be established with the approval of and adoption by the employer of the Contract owner of the SIMPLE IRA. Contributions to SIMPLE IRAs will be made pursuant to a salary reduction agreement in which an owner would authorize his or her employer to deduct a certain amount from his or her pay and contribute it directly to the SIMPLE IRA. The owner's employer will also make contributions to the SIMPLE IRA in amounts based on certain elections of the employer. The only contributions that can be made to a SIMPLE IRA are salary reduction contributions and employer contributions as described above, and rollover contributions from other SIMPLE IRAs. Purchasers of a Contract to be qualified as a SIMPLE IRA should obtain competent tax advice as to the tax treatment and suitability of this type of investment.

Pension and Profit-Sharing Plans

The Code permits employers, including self-employed individuals, to establish various types of retirement plans for employees. Contributions to the plans for the benefit of employees are not included in the employeesO gross income until distributed from the plan. The employeesO tax liabilities may vary depending on the particular plan design. However, the Code places limits and restrictions on all plans with respect to such things as amount of allowable contributions; form, manner and timing of distributions; transfer of benefits; vesting and non-forfeiture of interests; nondiscrimination in eligibility and participation; and tax treatment of distributions, withdrawals and surrenders. You should consult your tax adviser regarding the tax consequences and suitability of investing in pension and profit-sharing plans.

Tax Treatment Of Withdrawals - Qualified Contracts

In the case of a withdrawal from a Qualified Contract, a ratable portion of the amount you receive is taxable, generally based on the ratio of your cost basis to your total accrued benefit under the plan. Special tax rules may apply to certain distributions from a Qualified Contract. The Code imposes a 10% penalty on the taxable portion of any distribution from qualified retirement plans. The penalty is increased to 25% for distributions from a SIMPLE IRA within the first two years of participation in the plan.

To the extent amounts are not includable in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty is imposed. The tax penalty will also not apply to the following:

(1) distributions made on or after age 591/2;
(2) distributions following death or disability;
(3) after separation from service, distributions that are part of substantially equal periodic payments made at least annually for the life (or life expectancy) Of the Contract Owner or the Annuitant (as applicable) or the joint lives (or joint life expectancies) of the Contract Owner or Annuitant (as applicable) and the designated beneficiary;
(4) distributions after separation from service after age 55;
(5) under limited conditions, distributions made for amounts paid during the taxable year for medical care;
(6) distributions paid to an alternate payee pursuant to a qualified domestic relations order;
(7) distributions made on account of an IRS levy on the Qualified Contract;
(8) under limited conditions, distributions from an IRA to purchase medical insurance;
(9) under limited conditions, distributions from an IRA for qualified higher education expenses; and
(10) with limitations, distributions from an IRA for qualified first-time home purchases.

The exceptions in (4) and (6) above do not apply in the case of an IRA. The exception in (3) above applies to an IRA without the requirement that there be a separation from service. With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 591/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception is used. The 10% penalty also applies to a distribution from a Code Section 457 governmental plan, if the distribution is attributable to an amount transferred to the Code Section 457 plan from an IRA, 403(b), pension or profit sharing plan unless one of the exceptions above applies.

Required Distributions

Generally, if the Contract is issued under a qualified plan, annuity payments must begin no later than (a) April 1 of the calendar year following the calendar year in which you reach age 701/2 ; OR (b) the calendar year in which you retire, whichever is LATER. The date in (b) does not apply to an IRA.

Under a qualified plan, annuity payments must be made over a period not exceeding your life expectancy or the life expectancies of you and your designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed on the amount not distributed. There are no required distributions from a Roth IRA prior to the death of the owner.

The Internal Revenue Service has issued new regulations regarding required distributions from qualified plans. These new rules generally became effective January 1, 2002. You should consult with your qualified plan sponsor and tax adviser to determine that your distributions comply with these rules.

Tax Sheltered Annuities - Withdrawal Limitations

If the Contract is a 403(b)
annuity (also known as a tax-sheltered annuity) with contributions made under a salary reduction agreement (as defined the Code) withdrawals can only be taken under certain circumstances. In order to take a withdrawal from a 403(b) annuity, you must meet one of the following conditions:

        be at least age 591/2;

        have a severance from employment;

        die;

        become disabled (as defined in the Code); or

        have a case of hardship.

Withdrawals for hardship are restricted to the portion of the Contract Value represented by your contributions and does not include investment earnings. The limitations on withdrawals became effective January 1, 1989, and apply only to:

        salary reduction contributions made after December 31, 1988;

        income attributable to such contributions; and

        income attributable to amounts held as of December 31, 1988.

The limitations on withdrawals do not affect rollovers or transfers between certain qualified plans. Tax penalties may also apply. You should consult your tax adviser regarding any withdrawals from a 403(b) annuity.

Section 457 - Deferred Compensation Plans

Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in deferred compensation plans under Section 457 of the Code. The amounts deferred under a plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. There are limitations on the maximum amount which can be deferred in any one year, and, in limited circumstances, the plan may provide for additional catch-up contributions. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of a plan established by a governmental employer after August 20, 1996, must be held in trust for the exclusive benefit of the participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Plans that were in existence on August 20, 1996, must have been amended to satisfy the trust and exclusive benefit requirements prior to January 1, 1999, and must have been amended no later than that date to continue to receive favorable tax treatment. The trust requirement does not apply to amounts under a plan of a tax exempt (non-governmental) employer. In addition, the trust requirement does not apply to amounts under a plan of a governmental employer if the plan is not an eligible plan within the meaning of Section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employerOs general creditors.

In general, distributions from a plan are prohibited under Section 457 of the Code unless made after the participating employee:

        attains age 701/2;

        has a severance from employment;

        dies; or

        suffers an unforeseeable financial emergency as defined in the Code.

                               LEGAL PROCEEDINGS

Neither the Variable Account nor the underwriter, Sentry Equity, is a party to any legal proceedings. The Company is engaged in routine litigation which, in the opinion of the Company, is not material in relation to the total capital and surplus of the Company.


            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

Item                                                            Page

THE COMPANY                                                     3
DISTRIBUTION OF THE CONTRACT                                    3
PRIVACY                                                         3
INDEPENDENT ACCOUNTANTS                                         4
LEGAL OPINIONS                                                  4
YIELD CALCULATION FOR T. ROWE PRICE PRIME RESERVE SUBACCOUNT    4
PERFORMANCE INFORMATION                                         5
ANNUITY PAYMENTS                                                8
         Annuity Unit                                           8
         Amount of Annuity Payments                             8
         Net Investment Factor                                  8
FINANCIAL STATEMENTS                                            9

                                    PART B

[Front Cover]

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                           VARIABLE ANNUITY CONTRACT
                                   issued by
                           SENTRY VARIABLE ACCOUNT II
                                      and
                         SENTRY LIFE INSURANCE COMPANY

This is not a Prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus for the individual flexible purchase payment deferred variable annuity contract which is referred to herein.

The Prospectus concisely presents information that a prospective investor should know before investing. For a copy of the Prospectus, call or write the Company at 1800 North Point Drive, Stevens Point, WI 54481, (800) 533-7827.

This Statement of Additional Information and the Prospectus are dated May 1,
2003.

                               TABLE OF CONTENTS

Item                                                            Page

THE COMPANY                                                     3
DISTRIBUTION OF THE CONTRACT                                    3
PRIVACY                                                         3
INDEPENDENT ACCOUNTANTS                                         4
LEGAL OPINIONS                                                  4
YIELD CALCULATION FOR T. ROWE PRICE PRIME RESERVE SUBACCOUNT    4
PERFORMANCE INFORMATION                                         5
ANNUITY PAYMENTS                                                7
         Annuity Unit                                           7
         Amount of Annuity Payments                             8
         Net Investment Factor                                  8
FINANCIAL STATEMENTS                                            8

                                  THE COMPANY

Sentry Life Insurance Company (the "Company") is a stock life insurance company incorporated in 1958, pursuant to the laws of the State of Wisconsin. Its home office is located at 1800 North Point Drive, Stevens Point, Wisconsin. It is licensed to conduct life, annuity and accident and health insurance business in in all states, except New York, and in the District of Columbia. The Company is a wholly-owned subsidiary of Sentry Insurance a Mutual Company ("SIAMCO"). SIAMCO is a mutual insurance company incorporated under the laws of Wisconsin with headquarters at 1800 North Point Drive, Stevens Point, Wisconsin. SIAMCO owns and controls, either directly or through subsidiary companies, a group of insurance and related companies, including Sentry Life Insurance Company of New York and Sentry Equity Services, Inc.

                          DISTRIBUTION OF THE CONTRACT

Sentry Equity Services, Inc. ("Sentry Equity"), 1800 North Point Drive,
Stevens Point, Wisconsin, a wholly-owned subsidiary of SIAMCO, serves as the principal underwriter of the Contract. The Contract is sold through licensed insurance agents in states where the Contract may be lawfully sold. The agents are registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. Sentry Equity will be paid first-year and renewal commissions for its services in distributing the Contract, which will not exceed 4.7% of purchase payments. Sentry Equity will, in turn, pay all or a portion of these amounts to the selling agent or agency. The Contract is sold on a continuous basis.

Sentry Equity also acts as principal underwriter for Sentry Fund, Inc., an open-end management investment company. Sentry Equity was paid underwriter commissions in the aggregate for the years 2000, 2001, and 2002 of $537,460, $382,915, and $322,944, respectively. Of those amounts it retained $288,956, $170,211, and $204,690, respectively.

PRIVACY

Protecting your personal information is a priority for the Company and the Company's affiliated companies which are listed below. The Company collects, retains and uses personal information for the purposes of providing suitable products and services to its customers.

The Company will collect information you provide on applications or other forms, or in your verbal responses to questions. This may include identifying information such as your name, social security number, and address, as well as information about your assets and income. The Company will also collect information about your transactions with the Company, including payments and contract values.

The Company and its affiliates listed below do not sell customer lists or any personal information regarding their customers. The Company and its affiliates do not disclose nonpublic personal financial information about customers to nonaffiliated third parties, except as permitted by law.

The Company may share personal financial information about you with its affiliated companies in order to make additional products and services available to you. The Company maintains physical, electronic and procedural safeguards to protect your personal financial information. The Company restricts access to nonpublic personal financial data to those persons who need to know that information to provide services to you.

Any entity which provides support services to the Company is required to protect customers' personal information.

When necessary, these privacy policies may be amended.

If you have questions regarding the Company's privacy policies, please write to Corporate Compliance/Privacy, 1800 North Point Drive, Stevens Point, WI 54481.

Companies affiliated with the Company:

Sentry Insurance a Mutual Company
Sentry Casualty Company
Sentry Equity Services, Inc.
Sentry Insurance Agency, Inc.
Sentry Fund, Inc.
Sentry Life Insurance Company of New York
Sentry Lloyds of Texas
Sentry Select Insurance Company
Parker Services, L.L.C.
Parker Stevens Agency, L.L.C.
Parker Stevens Agency of Massachusetts
Parker Stevens Agency of Texas, Inc.
Patriot General Insurance Company
Middlesex Insurance Company
Dairyland Insurance Company
Dairyland County Mutual Insurance Company of Texas

                            INDEPENDENT ACCOUNTANTS

The statutory financial statements of the Company as of December 31, 2002 and 2001, and for the years then ended, and the financial statements of the Variable Account as of December 31, 2002, and for each of the two years in the period then ended or for the periods indicated, have been audited by PricewaterhouseCoopers LLP, Milwaukee, Wisconsin, independent accountants, whose reports appear herein and have been included in reliance on its authority as an expert in accounting and auditing.

                                 LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contract.

          YIELD CALCULATION OF T. ROWE PRICE PRIME RESERVE SUBACCOUNT

The T. Rowe Price Prime Reserve Subaccount of the Variable Account will calculate its current yield based on the seven days ended on the date of calculation. The current yield of the T. Rowe Price Prime Reserve Subaccount is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing contract owner account having a balance of one Accumulation Unit of the Subaccount at the beginning of the period, subtracting the mortality and expense risk premium and contract maintenance charge, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7).

Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not. The yields quoted should not be considered a representation of the yield of the T. Rowe Price Prime Reserve Subaccount in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the T. Rowe Price Prime Reserve Subaccount and changes in the interest rates on such investments, but also on changes in the T. Rowe Price Prime Reserve Subaccount's expenses during the period.

Yield information may be useful in reviewing the performance of the T. Rowe Price Prime Reserve Subaccount and for providing a basis of comparison with other investment alternatives. However, the T. Rowe Price Prime Reserve Subaccount's yield fluctuates, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time. The yield information does not reflect the deduction of any applicable contingent deferred sales charge at the time of the surrender. (See "Charges and Deduction - Contingent Deferred Sales Charge" in the Prospectus.)

                            PERFORMANCE INFORMATION

The following tables show the average annual total return figures and the cumulative total return figures of the Portfolios. The first table shows actual returns for the one year period from January 1, 2002 to December 31, 2002, and from the date the Subaccount first invested in the corresponding Portfolio to December 31, 2002, for those Portfolios that were available during those periods.:

                        CUMULATIVE TOTAL RETURN    AVERAGE ANNUAL TOTAL RETURN
                                    Since First                  Since First
                          One Year  Investment       One Year    Investment

T. Rowe Price             -5.77%        3.64%       - 5.77%        1.20%
Prime Reserve
Portfolio*
T. Rowe Price             -1.87%       16.47%       - 1.87%        5.24%
Limited-Term Bond
Portfolio*
T. Rowe Price             -14.94%     - 7.55%       -14.94%       -2.60%
Personal Strategy Balanced
Portfolio*
T. Rowe Price             -20.21%     - 6.41%       -20.21%       -2.45%
Equity Income
Portfolio**
T. Rowe Price             -25.34%      -51.06%      -25.34%      -23.49%
International Stock
Portfolio**
Janus Aspen Series        -13.60%      -20.37%      -13.60%       -8.18%
Balanced
Portfolio*
Janus Aspen Series        -33.46%      -60.61%      -33.46%      -29.47%
Growth
Portfolio***
Janus Aspen Series        -34.87%      -72.22%      -34.87%      -34.91%
Mid Cap Growth
Portfolio**
Janus Aspen Series        -22.73%      -53.54%      -22.73%      -24.97%
Capital Appreciation
Portfolio***
Janus Aspen Series        -32.46%      -59.16%      -32.46%      -28.51%
Worldwide Growth
Portfolio***

*Date of first investment is January 7, 2000
**Formerly Janus Aspen Series Aggressive Growth Portfolio; date of first investment is January 7, 2000
***Date of first investment is May 1, 2000

The next table shows performance based on the historical performance of the Portfolios, modified to reflect the charges and expenses of the Contract as if the Contract had invested in the Portfolios during the one-, five-, and ten-year periods and since inception to December 31, 2002.

                                         CUMULATIVE TOTAL RETURN                        AVERAGE ANNUAL TOTAL RETURN
                                                                        Ten Years                                       Ten Years
                                                                           or                                              or
                                         One             Five             Since           One             Five            Since
                                         Year            Years          Inception*        Year            Years          Inception*
T. Rowe Price                           -4.77%          14.54%            19.86%         -4.77%           2.75%           3.06%
Prime Reserve Portfolio
T. Rowe Price                           -0.87%          25.33%            49.18%         -0.87%           4.62%           4.74%
Limited-Term Bond Portfolio
T. Rowe Price                          -13.94%           8.81%            82.85%        -13.94%           1.70%           7.83%
Personal Strategy Balanced Portfolio
T. Rowe Price                          -19.21%           4.29%           123.04%        -19.21%           0.84%           9.59%
Equity Income Portfolio
T. Rowe Price                          -27.35%          17.29%            38.58%        -27.35%           3.24%           5.59%
Mid-Cap Growth Portfolio
T. Rowe Price                          -24.24%         -25.85%            -4.71%        -24.34%          -5.80%          -0.55%
International Stock Portfolio
Janus Aspen                            -12.60%          37.74%           151.80%        -12.60%           6.61%          10.40%
Balanced Portfolio
Janus Aspen                            -32.46%         -14.92%            63.91%        -32.46%          -3.18%           5.44%
Growth Portfolio
Janus Aspen                            -33.87%         -17.05%            69.19%        -33.87%          -3.67%           5.79%
Mid Cap Growth Portfolio**
Janus Aspen                            -21.73%         32.41%             66.53%        -21.73%           5.77%           9.41%
Capital Appreciation Portfolio
Janus Aspen                            -31.47%          -4.60%           121.98%        -31.47%          -0.94%           8.92%
Worldwide Growth Portfolio
Vanguard                               -4.85%            1.63%            22.72%         -4.85%           0.32%           3.16%
High Yield Bond Portfolio
Vanguard                               -13.01%          16.39%           134.43%        -13.01%           3.08%           8.89%
Balanced Portfolio
Vanguard                               -28.22%         -10.38%           111.71%        -28.22%          -2.17%           7.78%
Equity Index Portfolio
Vanguard                               -20.85%          15.90%            15.90%        -20.85%           3.86%           3.86%
Mid-Cap Index Portfolio
Vanguard                               -30.11%          50.35%            63.67%        -30.11%           8.49%           7.77%
Small Company Growth Portfolio
Vanguard                                -2.88%          33.14%            33.14%         -2.88%           7.63%           7.63%
REIT Index Portfolio

*Dates of inception of the Portfolios are as follows:
T. Rowe Price Prime Reserve Portfolio: December 31, 1996
T. Rowe Price Limited-Term Bond Portfolio: May 13, 1994
T. Rowe Price Personal Strategy Balanced Portfolio: December 30, 1994
T. Rowe Price Equity Income Portfolio: March 31, 1994
T. Rowe Price Mid-Cap Growth Portfolio: December 31, 1996
T. Rowe Price International Stock Portfolio: March 31, 1994
Janus Aspen Balanced Portfolio: September 13, 1993
Janus Aspen Growth Portfolio: September 13, 1993
Janus Aspen Mid Cap Growth Portfolio:** September 13, 1993
Janus Aspen Capital Appreciation Portfolio: May 1, 1997
Janus Aspen Worldwide Growth Portfolio: September 13, 1993
Vanguard High Yield Bond Portfolio: June 3, 1996
Vanguard Mid-Cap Index Portfolio: February 9, 1999
Vanguard Small Company Growth Portfolio: June 3, 1996
Vanguard REIT Index Portfolio: February 9, 1999

**Formerly Aggressive Growth Portfolio

The above figures include the deduction of a 1.20% Mortality and Expense Risk Premium, a $30 Contract Maintenance Charge and the Investment Management and Administration Fees and other expenses, if applicable, paid by the Portfolios. The returns reported above also reflect the deduction of the Contract's Contingent Deferred Sales Charge from each PortfolioOs one year total return, when such charge equals 5% of a surrendered Purchase Payment, and from each Portfolio's five year total return, when the charge equals 1% of a surrendered Purchase Payment.

The T. Rowe Price Prime Reserve Portfolio, the T. Rowe Price Limited-Term Bond Portfolio, the T. Rowe Price Personal Strategy Balanced Portfolio, and the Janus Aspen Series Aggressive Growth Portfolio were made available for investment in connection with the Contract on January 7, 2000. The T. Rowe Price Equity Income Portfolio, the T. Rowe Price International Stock Portfolio, the Janus Aspen Balanced Portfolio, the Janus Aspen Growth Portfolio, the Janus Aspen Capital Appreciation Portfolio, and the Janus Aspen Worldwide Growth Portfolio were made available on May 1, 2000. The remaining Portfolios were made available for investment on May 1, 2002. For periods starting prior to the date the Contract first invested in the Portfolio, the performance information shown above is based on the historical performance of the Portfolio, modified to reflect the charges and expenses of the Contract, as if the Contract had invested in the Portfolio during the periods stated. These figures should not be interpreted to reflect actual historical performance of the Contract.

The hypothetical value of a Contract purchased for the time periods described above is determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable contract maintenance charges and any applicable contingent deferred sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described above, as the case may be. The formula used in these calculations is:

         P (1 + T)n = ERV Where:
         P =      a hypothetical initial payment of $1,000
         T =      average annual total return
         n =      number of years
         ERV =    ending redeemable value at the end of the one- and five year periods and since inception to December 31, 2002 (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of each period presented to December 31, 2002.

The calculation of the cumulative total return for the Portfolios under the Contract issued by the Company is not subject to a standardized formula. The hypothetical value of a Contract purchased for the time periods described above is determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment and deducting any applicable Contract Maintenance Charge and any applicable Contingent Deferred Sales Charge to arrive at the ending hypothetical value. The total return percentage is then determined by subtracting the initial investment from the ending hypothetical value and dividing the difference by the initial investment and expressing the result as a percentage. The cumulative total return quotation figures were calculated using the following assumptions:

(1) The one-year figure assumes that values based on a $1,000 payment made on December 31, 2001 were redeemed on December 31, 2002.

(2) The five-year figure assumes that values based on a $1,000 payment made on December 31, 1997 were redeemed on December 31, 2002.

(3) The ten-year figure assumes that values based on a $1,000 payment made on December 31, 1992 were redeemed on December 31, 2002. (4) The since inception figures assume that values based on a $1,000 payment made on the inception dates were redeemed on December 31, 2002.

ALL QUOTATION FIGURES ABOVE REPRESENT PAST PERFORMANCE OF EACH INVESTMENT OPTION. THE TOTAL RETURN FIGURES FLUCTUATE DAILY, SO THE ABOVE QUOTATIONS ARE NOT REPRESENTATIVE OF FUTURE BENEFITS.

ANNUITY PAYMENTS

Annuity Unit

Initially, the value of an Annuity Unit was set at $10. For each subsequent Valuation Period, the Annuity Unit value is determined as follows:

(1) the Annuity Unit value for a Subaccount for the last Valuation Period is multiplied by the net investment factor for the Subaccount for the next Valuation Period;

(2) the result is divided by the assumed investment factor for that Valuation Period.

The net investment factor may be greater or less than one; therefore, the Annuity Unit value may increase or decrease.

Amount of Annuity Payments

The dollar amount of annuity payments after the first payment is determined as follows:

(1) The dollar amount of the first annuity payment is divided by the value of an Annuity Unit as of the income date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the annuity payment period, subject to any transfers.

(2) The fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment. The total dollar amount of each annuity payment is the sum of all Subaccount annuity payments less any applicable contract maintenance charge.

The Subaccount Annuity Unit value at the end of any Valuation Period is determined by multiplying the Subaccount Annuity Unit value for the immediately preceding Valuation Period by the quotient of (1) and (2), where:

(1) is the net investment factor for the Valuation Period for which the Subaccount Annuity Unit value is being determined; and

(2) is the assumed investment factor for such Valuation Period.

The assumed investment factor adjusts for the interest assumed in determining the first annuity payment. Such factor for any Valuation Period is the accumulated value of $1.00 deposited at the beginning of such period at the assumed investment rate of 4%.

Net Investment Factor

The net investment factor for any Subaccount for any Valuation Period is determined by dividing (1) by (2) and subtracting (3) from the result where:

(1) is the net result of:

     (a) the net asset value per share of the Mutual Fund or Portfolio held in the Subaccount determined as of the current Valuation Period; PLUS

     (b) the per share amount of any dividend or capital gain distribution made by the Mutual Fund or Portfolio held in the Subaccount if the Oex-dividendO date occurs during the current Valuation Period; PLUS OR MINUS

     (c) a per share charge or credit, which is determined by the Company, for changes in tax reserves resulting from investment operations of the Subaccount;

(2)  is the net result of:

     (a) the net asset value per share of the Mutual Fund or Portfolio held in the Subaccount determined as of the immediately preceding Valuation Period; PLUS OR MINUS

     (b) the per share charge or credit for any changes in tax reserve for the immediately preceding Valuation Period; and

(3) is the percentage factor representing the mortality and expense risk premiums. The net investment factor may be greater or less than one; therefore, the Annuity Unit value may increase or decrease.

                              FINANCIAL STATEMENTS

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

                         SENTRY LIFE INSURANCE COMPANY
                           SENTRY VARIABLE ACCOUNT II
                              Financial Statements
                           December 31, 2002 and 2001

                                February 14, 2003

Dear Contract Owner:

The economy continued to plod through its current bear market during 2002. Consumer confidence is shaken and debt levels continue to be relatively high. Even with that negative news there exist some bright spots: consumers continue to enjoy real wage gains, home prices remain strong and we're experiencing the lowest interest rates in generations.

Talk of "double-dip" recession and comparisons to the Great Depression and decade long slump in the Japanese stock market are grossly overstated. The errors in monetary and fiscal policy that led to these crises now serve our current policymakers as valuable object lessons. As foreboding as the current situation with Iraq and North Korea seem, they cannot be honestly compared to that of the 1930's, with fascism on the march throughout the world.

Gloom and doom pessimism has become so widespread today that many investors can find no reason to invest in the market at all. Yet investors must remember that this bear market will pass. While we shouldn't expect an imminent return to the unrestrained bull market of the past decade, the opportunity exists in the current market for extraordinary bargains for the long-term investor.

While we may never return to the high double-digit growth we had grown used to; even high single-digit returns are more than adequate to build wealth over the long-term. The key is to continue with your long-term investment strategy, having faith that the bear market will pass.

During 2002, the number of investment portfolios available within your variable policy was expanded from ten to seventeen. The new investment portfolios are:

  T. Rowe Price Equity Series, Inc.
   o T. Rowe Price Mid-Cap Growth Portfolio
  Vanguard Variable Insurance Fund
   o High Yield Bond Portfolio
   o Balanced Portfolio
   o Equity Index Portfolio
   o Mid-Cap Index Portfolio
   o Small Company Growth Portfolio
   o REIT Index Portfolio

Thank you for choosing Sentry to help meet your long-term investment needs.
We value your business and appreciate your confidence in Sentry to provide this service.

Sincerely,


Dale R. Schuh, CEO
Sentry Life Insurance Company

The composition and holdings of the Portfolios are subject to change. Shares of the separate Portfolios of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., Janus Aspen Institutional Series and Vanguard Variable Insurance Fund are sold only through the currently effective prospectus and are not available to the general public. Shares of these portfolios may be purchased only by life insurance companies to be used with their separate accounts which fund variable annuity and variable life insurance policies. This material is authorized for distribution only when preceded or accompanied by a prospectus. The investments for the Portfolios are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolios. You should be aware that the Portfolios are likely to differ from other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolios can be expected to vary from those of the other mutual funds.

                         SENTRY LIFE INSURANCE COMPANY
                           Sentry Variable Account II
                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2002


Assets:

Investments at market value:
   Janus Aspen Series:
     Aspen Growth Portfolio, 76,892 shares (cost $1,736,948) $ 1,123,390 Aspen Aggressive Growth Portfolio, 908,179 shares
       (cost $46,851,524)                                        14,385,555
     Aspen Capital Appreciation Portfolio, 46,230 shares
       (cost $992,168)                                              803,010
     Aspen Worldwide Growth Portfolio, 28,538 shares
       (cost $928,143)                                              600,732
     Aspen Balanced Portfolio, 88,607 shares
       (cost $2,017,282)                                          1,824,417

   T. Rowe Price Fixed Income Series, Inc.:
     Prime Reserve Portfolio, 3,959,010 shares
       (cost $3,959,010)                                          3,959,010
     Limited Term Bond Portfolio, 1,280,977 shares
       (cost $6,285,579)                                          6,507,365

   T. Rowe Price Equity Series, Inc.:
     Equity Income Portfolio, 146,455 shares
       (cost $2,752,112)                                          2,396,000
     Personal Strategy Balanced Portfolio, 843,617 shares
       (cost $13,034,482)                                        11,152,612
     Mid-Cap Growth Portfolio, 8,996 shares
       (cost $130,950)                                              129,366

   T. Rowe Price International Series, Inc.:
     International Stock Portfolio, 14,032 shares
       (cost $176,746)                                              129,936

   Vanguard Variable Insurance Fund:
     Balanced Portfolio, 17,889 shares (cost $261,319)              263,327
     Equity Index Portfolio, 9,448 shares (cost $208,596)           204,829
     High Yield Bond Portfolio, 9,425 shares (cost $73,579)          77,382
     Small Company Growth Portfolio, 7,183 shares
       (cost $91,886)                                                86,120
     Mid-Cap Index Portfolio, 7,186 shares (cost $77,426)            76,175
     REIT Index Portfolio, 8,006 shares (cost $101,686)             102,791
                                                                    -------

                                                Net Assets      $43,822,017
                                                                ===========

The accompanying notes are an integral part of these financial statements

                         SENTRY LIFE INSURANCE COMPANY
                           Sentry Variable Account II
                            STATEMENTS OF OPERATIONS

                                                              For the Years ended December 31,

                                              T. Rowe Price          T. Rowe Price              T. Rowe Price
                                              Prime Reserve        Limited Term Bond            Equity Income

                                            2002        2001       2002           2001        2002          2001
Investment Income:
 Dividends                               $ 53,835    $133,828    $298,099      $299,530    $ 40,357       $ 22,483
Expenses:
 Mortality and expense risk charges        39,056      35,895      64,257        56,439      24,947         14,700
                                           ------      ------      ------        ------      ------         ------
Net investment income (loss)               14,779      97,933     233,842       243,091      15,410          7,783
                                           ------      ------     -------       -------      ------          -----
Realized gains (losses) on investments:
 Realized net investment gain (loss)            -           -      50,155        38,583     (55,786)        17,101
 Capital gain distributions received            -           -          -              -       2,426         27,507
                                           ------      ------     -------       -------      ------          -----
 Realized gain (loss) on investments and
  capital gain distributions, net               -           -      50,155        38,583     (53,360)        44,608
Unrealized appreciation (depreciation), net     -           -     (19,792)       94,630    (345,807)       (31,078)
                                           ------      ------     -------       -------      ------          -----
Net increase (decrease) in net assets
 from operations                         $ 14,779    $ 97,933   $ 264,205      $376,304   $(383,757)      $ 21,313
                                         ========    ========    ==========    ========   =========       ========

                                                                        For the Years ended December 31,

                                                  Janus Aspen                   T. Rowe Price                 Janus Aspen
                                                Aggressive Growth          Personal Strategy Balanced     Capital Appreciation

                                               2002            2001             2002           2001        2002            2001
Investment Income:
 Dividends                                $         -       $     -        $    306,399   $ 383,473      $  5,076      $ 10,567
Expenses:
 Mortality and expense risk charges           183,288        301,917            125,619     141,324         9,154         7,870
Net investment income (loss)                 (183,288)      (301,917)           180,780     242,149        (4,078)        2,697
Realized gains (losses) on investments:
 Realized net investment gain (loss)       (6,935,739)    (5,698,785)          (262,936)   (142,436)     (146,029)      (85,160)
 Capital gain distributions received            -                  -                  -           -             -             -
 Realized gain (loss) on investments and
  capital gain distributions, net          (6,935,739)    (5,698,785)          (262,936)   (142,436)     (146,029)      (85,160)
Unrealized appreciation (depreciation),
   net)                                       748,201    (10,364,549)        (1,039,235)   (585,656)       (6,796)      (95,220)
Net increase (decrease) in net assets
 from operations                          $(6,370,826)  $(16,365,251)      $ (1,121,391)  $(485,943)    $(156,903)    $(177,683)

                                                                        For the Years ended December 31,

                                         T. Rowe Price            Janus Aspen         T. Rowe Price            Vanguard  Vanguard
                                         International Stock        Growth             Mid-Cap      Vanguard    Equity  High Yield
                                                                                       Growth*      Balanced*   Index*    Bond*


                                         2002       2001           2002       2001         2002       2002         2002     2002
Investment Income:
 Dividends                               $ 1,378     $3,227       $     -   $  1,046      $   -     $     -       $   -      $   -
Expenses:
 Mortality and expense risk charges        1,521      1,593        13,968     14,983        511       1,342         724        332

Net investment income (loss)                (143)     1,634       (13,968)   (13,937)      (511)     (1,342)       (724)      (332)

Realized gains (losses) on investments:
 Realized net investment gain (loss)     (24,499)   (27,066)     (251,597)  (153,539)      (594)     (4,513)     (1,364)      (862)
 Capital gain distributions received         138          -             -      2,853          -           -           -          -

 Realized gain (loss) on investments
   and capital gain distributions, net   (24,361)   (27,066)     (251,597)  (150,686)      (594)     (4,513)     (1,364)      (862
Unrealized appreciation (depreciation),
  net                                     (7,014)   (14,226)     (161,506)  (257,443)    (1,584)      2,008      (3,767)     3,803
Net increase (decrease) in net assets
 from operations                        $(31,518)  $(39,658)    $(427,071) $(422,066)   $(2,689)    $(3,847)    $(5,855)    $2,609

                                                                       For the Years ended December 31,

                                             Janus Aspen              Janus Aspen         Vanguard       Vanguard         Vanguard
                                          Worldwide Growth             Balanced            Mid-Cap       Small Company      REIT
                                                                                           Index*          Growth*         Index*

                                          2002         2001         2002        2001        2002            2002            2002
Investment Income:
 Dividends                                 $6,270     $ 3,667    $ 46,880    $ 43,386     $    -            $    -        $     -
Expenses:
 Mortality and expense risk charges         7,092       7,225       19,923     14,357        376               570            393

Net investment income (loss)                 (822)      (3,558)     26,957     29,029       (376)             (570)          (393)

Realized gains (losses) on investments:
 Realized net investment gain (loss)     (106,806)     (59,958)    (71,044)   (48,092)      (572)          (11,769)        (3,305)
 Capital gain distributions received            -            -           -          -          -                -               -

 Realized gain (loss) on investments
   and capital gain distributions, net   (106,806)     (59,958)    (71,044)   (48,092)      (572)          (11,769)        (3,305)
Unrealized appreciation (depreciation),
  net                                     (99,088)    (116,936)   (104,916)   (36,782)    (1,251)          (5,766)          1,105
Net increase (decrease) in net assets
 from operations                        $(206,716)   $(180,452)  $(149,003)  $(55,845)   $(2,199)        $(18,105)        $(2,593)

*Commenced offering on May 1, 2002.

The accompanying notes are an integral part of these financial statements

                         SENTRY LIFE INSURANCE COMPANY
                           Sentry Variable Account II
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                For the Years ended December 31,

                                                T. Rowe Price          T. Rowe Price                 T. Rowe Price
                                                Prime Reserve          Limited Term Bond             Equity Income


                                             2002         2001        2002          2001           2002         2001
Increase (decrease) in net assets
 from operations:
 Net investment income (loss)               $14,779      $97,933     $233,842     $243,091       $15,410        $7,783
 Realized gains (losses)                          -            -       50,155       38,583       (53,360)       44,608
 Unrealized appreciation (depreciation),          -            -      (19,792)      94,630      (345,807)      (31,078)
   net
Net increase (decrease) in net assets        14,779       97,933      264,205      376,304      (383,757)       21,313
 from operations
Contract transactions:
 Purchase payments                          475,549      676,256      715,954      786,233       768,885      1,290,517
 Transfers between subaccounts, net         661,079      579,197      268,386      346,664       176,590        300,208
 Withdrawals                               (652,625)    (794,471)    (536,953)    (610,703)     (220,614)       (76,103)
 Contract maintenance fees                   (5,136)      (3,560)      (8,529)      (5,703)       (5,966)          (794)
 Surrender charges                           (9,577)      (3,750)      (4,969)      (1,698)       (9,227)          (561)
Net increase (decrease) in net assets
 derived from contract transactions         469,290      453,672      433,889      514,793       709,668      1,513,267
Total increase (decrease) in net assets     484,069      551,605      698,094      891,097       325,911      1,534,580
Net assets at beginning of year           3,474,941    2,923,336    5,809,271    4,918,174     2,070,089        535,509
Net assets at end of year                $3,959,010   $3,474,941   $6,507,365   $5,809,271    $2,396,000     $2,070,089

                                                                            For the Years ended December 31,

                                                 Janus Aspen                    T. Rowe Price                     Janus Aspen
                                              Aggressive Growth            Personal Strategy Balanced        Capital Appreciation

                                           2002              2001            2002             2001           2002          2001
Increase (decrease) in net assets
 from operations:
 Net investment income (loss)             $  (183,288)     $(301,917)        $180,780       $242,149      $ (4,078)       $2,697
 Realized gains (losses)                   (6,935,739)    (5,698,785)        (262,936)      (142,436)     (146,029)      (85,160)
 Unrealized appreciation (depreciation),      748,201    (10,364,549)      (1,039,235)      (585,656)       (6,796)      (95,220)
   net
Net increase (decrease) in net assets      (6,370,826)   (16,365,251)      (1,121,391)      (485,943)     (156,903)     (177,683)
 from operations
Contract transactions:
 Purchase payments                            676,017      1,406,538          661,736        869,349       265,675       487,537
 Transfers between subaccounts, net        (1,011,382)    (1,356,789)        (144,777)      (224,420)     (119,400)       37,844
 Withdrawals                               (1,623,724)    (2,202,925)      (1,312,985)    (1,598,734)      (68,020)      (45,616)
 Contract maintenance fees                    (50,898)       (57,470)         (17,089)       (14,789)       (4,817)       (1,862)
 Surrender charges                            (23,963)       (25,252)         (14,718)       (17,074)       (3,747)       (2,052)
Net increase (decrease) in net assets
 derived from contract transactions        (2,033,950)    (2,235,898)        (827,833)      (985,668)       69,691       475,851
Total increase (decrease) in net assets    (8,404,776)   (18,601,149)      (1,949,224)    (1,471,611)      (87,212)      298,168
Net assets at beginning of year            22,790,331     41,391,480       13,101,836     14,573,447       890,222       592,054
Net assets at end of year                 $14,385,555    $22,790,331      $11,152,612    $13,101,836      $803,010      $890,222

                                                                            For the Years ended December 31,

                                         T. Rowe Price                 Janus Aspen    T. Rowe Price  Vanguard   Vanguard   Vanguard
                                         International Stock              Growth         Mid-Cap     Balanced*  Equity   High Yield
                                                                                         Growth*                Index*     Bond*
                                           2002         2001          2002        2001     2002      2002        2002       2002
Increase (decrease) in net assets
 from operations:
 Net investment income (loss)           $  (143)   $ 1,634      $(13,968)   $(13,937)     $(511)   $(1,342)      $(724)    $(332)
 Realized gains (losses)                (24,361)   (27,066)     (251,597)   (150,686)      (594)    (4,513)     (1,364)     (862)
 Unrealized appreciation (depreciation), (7,014)   (14,226)     (161,506)   (257,443)    (1,584)     2,008      (3,767)    3,803
   net
Net increase (decrease) in net assets   (31,518)   (39,658)     (427,071)   (422,066)    (2,689)    (3,847)     (5,855)    2,609
 from operations
Contract transactions:
 Purchase payments                       33,344     43,517       247,875     820,841     80,034    172,830     101,813    50,725
 Transfers between subaccounts, net      (4,989)     6,492      (158,707)    131,697     52,117     96,825     112,211    24,048
 Withdrawals                            (17,466)    (5,589)      (84,905)   (100,380)         -     (2,323)     (3,313)        -
 Contract maintenance fees                 (316)      (202)       (5,088)     (2,432)       (96)       (62)         (9)        -
 Surrender charges                         (788)       (43)       (4,133)     (1,661)         -        (96)        (18)        -
Net increase (decrease) in net assets
 derived from contract transactions       9,785     44,175        (4,958)    848,065    132,055    267,174     210,684    74,773
Total increase (decrease) in net assets (21,733)     4,517      (432,029)    425,999    129,366    263,327     204,829    77,382
Net assets at beginning of year         151,669    147,152     1,555,419   1,129,420          -          -           -         -
Net assets at end of year              $129,936   $151,669    $1,123,390  $1,555,419   $129,366   $263,327    $204,829   $77,382

                                                                           For the Years ended December 31,

                                               Janus Aspen              Janus Aspen          Vanguard    Vanguard         Vanguard
                                             Worldwide Growth            Balanced            Mid-Cap     Small Company    REIT
                                                                                             Index*      Growth*          Index*
                                             2002        2001          2002          2001      2002          2002          2002
Increase (decrease) in net assets
 from operations:
 Net investment income (loss)             $   (822)   $  (3,558)      $26,957      $29,029   $  (376)      $  (570)       $  (393)
 Realized gains (losses)                  (106,806)     (59,958)      (71,044)     (48,092)     (572)      (11,769)        (3,305)
 Unrealized appreciation (depreciation)    (99,088)    (116,936)     (104,916)     (36,782)   (1,251)       (5,766)         1,105
   net
Net increase (decrease) in net assets     (206,716)   (180,452)      (149,003)     (55,845)   (2,199)      (18,105)        (2,593)
 from operations
Contract transactions:
 Purchase payments                         166,685     325,138        366,176    1,023,155    48,935        35,252         21,909
 Transfers between subaccounts, net        (39,698)    (11,509)       (98,109)     190,616    30,933        71,315         83,558
 Withdrawals                               (49,916)    (25,914)      (186,141)    (113,529)   (1,392)       (2,241)             -
 Contract maintenance fees                  (2,761)     (1,691)        (6,698)      (2,474)      (69)          (43)           (83)
 Surrender charges                          (3,198)     (1,561)        (8,077)      (3,062)      (33)          (58)             -
Net increase (decrease) in net assets
 derived from contract transactions         71,112     284,463         67,151    1,094,706    78,374       104,225        105,384
Total increase (decrease) in net assets   (135,604)    104,011        (81,852)   1,038,861    76,175        86,120        102,791
Net assets at beginning of year            736,336     632,325      1,906,269      867,408         -             -              -
Net assets at end of year                 $600,732    $736,336     $1,824,417   $1,906,269   $76,175       $86,120       $102,791

*Commenced offering on May 1, 2002.

The accompanying notes are an integral part of these financial statements

NOTES TO FINANCIAL STATEMENTS
December 31, 2002 and 2001

1.Organization
  The Sentry Variable Account II (the Variable Account) is a segregated investment account of the Sentry Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Account was established by the Company on August 2, 1983 in support of variable annuity contracts, and commenced operations on May 3, 1984. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which permit management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

  The assets of each subaccount of the Variable Account are invested in shares of corresponding portfolios of T. Rowe Price Equity Series, Inc.,
  T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., Janus Aspen Series, and Vanguard Variable Insurance Fund (collectively the Funds) at the portfolios' net asset value in accordance with the selection made by the contract owners.

  On May 1, 2002, the Company began offering seven additional subaccounts with related portfolios as investment options. The additional portfolios are as follows:
   T. Rowe Price Equity Series, Inc.         Vanguard Variable Insurance Fund
    T. Rowe Price Mid-Cap Growth Portfolio    Balanced Portfolio
                                              Equity Index Portfolio
                                              High Yield Bond Portfolio
                                              Small Company Growth Portfolio
                                              Mid-Cap Index Portfolio
                                              REIT Index Portfolio

  The Funds are diversified open-end management companies registered under the Investment Company Act of 1940. A copy of the Funds' annual reports are included in the Variable Account's Annual Report.

2.Significant Accounting Policies

  Valuation of Investments
  Investments in shares of the Funds are valued at the Funds' offering and redemption price.

  Securities Transactions and Investment Income
  Transactions in shares of the Funds are recorded on the trade date (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date. The cost of Fund shares sold and the corresponding investment gains and losses are determined on a specific identification basis.

  Federal Income Taxes
  The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Account are part of the total operations of the Company and are not taxed as a separate entity. Under Federal income tax law, net investment income and net realized investment gains of the Variable Account which are applied to increase net assets are not taxed.

3.Purchases and Sales of Securities
  In 2002, purchases and proceeds on sales of the Funds' shares were as follows:
                                                                  Proceeds
                                                   Purchases       on Sales

   Janus Aspen Growth Portfolio                   $  294,067      $ 313,611
   Janus Aspen Aggressive Growth Portfolio           849,541      3,070,272
   Janus Aspen Capital Appreciation Portfolio        327,881        262,545
   Janus Aspen Worldwide Growth Portfolio            191,266        121,337
   Janus Aspen Balanced Portfolio                    538,767        445,219
   T. Rowe Price Prime Reserve Portfolio           1,525,216      1,041,565
   T. Rowe Price Limited Term Bond Portfolio       1,668,016      1,000,563
   T. Rowe Price Equity Income Portfolio           1,261,710        535,190
   T. Rowe Price Personal Strategy Balanced
     Portfolio                                     1,304,985      1,954,031
   T. Rowe Price Mid-Cap Growth Portfolio            134,720          3,176
   T. Rowe Price International Stock Portfolio        42,494         33,129
   Vanguard Balanced Portfolio                       339,170         73,338
   Vanguard Equity Income Portfolio                  218,102          8,142
   Vanguard High Yield Bond Portfolio                102,877         28,436
   Vanguard Small Company Growth Portfolio           147,052         43,397
   Vanguard Mid-Cap Index Portfolio                   84,899          6,901
   Vanguard REIT Index Portfolio                     146,988         41,997
                                                    -------         ------

           Total                                 $ 9,177,751     $8,982,849
                                                 ===========     ==========


4.Expenses and Related Party Transactions
  A mortality and expense risk premium is deducted by the Company from the Variable Account on a daily basis which is equal, on an annual basis, to 1.20% (.80% mortality and .40% expense risk) of the daily net asset value of the Variable Account. This mortality and expense risk premium compensates the Company for assuming these risks under the variable annuity contract.

  The Company deducts, on the contract anniversary date, an annual contract maintenance charge of $30, per contract holder, from the contract value by canceling accumulation units. If the contract is surrendered for its full surrender value, on other than the contract anniversary, the contract maintenance charge will be deducted at the time of such surrender. This charge reimburses the Company for administrative expenses relating to maintenance of the contract.

  There are no deductions made from purchase payments for sales charges at the time of purchase. However, a contingent deferred sales charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred which are related to contract sales. Contingent deferred sales charges apply to each purchase payment and are graded from 6% during the first contract year to 0% in the seventh contract year.

  Any premium tax payable to a governmental entity as a result of the existence of the contracts or the Variable Account will be charged against the contract value. Premium taxes up to 4% are currently imposed by certain states. Some states assess their premium taxes at the time purchase payments are made; others assess their premium taxes at the time of annuitization. In the event contracts would be issued in states assessing their premium taxes at the time purchase payments are made, the Company currently intends to advance such premium taxes and deduct the premium taxes from a contract owner's contract value at the time of annuitization or surrender.

5.Changes in Units Outstanding
  The changes in units outstanding for the year ended December 31, 2002 were as follows:

                                             Units    Units      Net Increase
                                            Issued   Redeemed     (Decrease)

Janus Aspen Growth Portfolio                55,176    56,912         (1,736)
Janus Aspen Aggressive Growth Portfolio     30,062   104,753        (74,691)
Janus Aspen Capital Appreciation Portfolio  56,757    44,956         11,801
Janus Aspen Worldwide Growth Portfolio      34,073    21,287         12,786
Janus Aspen Balanced Portfolio              55,648    48,566          7,082
T. Rowe Price Prime Reserve Portfolio       73,415    50,001         23,414
T. Rowe Price Limited Term Bond Portfolio   46,315    31,588         14,727
T. Rowe Price Equity Income Portfolio      111,716    48,932         62,784
T. Rowe Price Personal Strategy Balanced
  Portfolio                                 35,369    65,177        (29,808)
T. Rowe Price Mid-Cap Growth Portfolio      16,604       323         16,281
T. Rowe Price International Stock Portfolio  6,713     5,343          1,370
Vanguard Balanced Portfolio                 36,672     7,766         28,906
Vanguard Equity Income Portfolio            26,087       907         25,180
Vanguard High Yield Bond Portfolio          10,810     2,915          7,895
Vanguard Small Company Growth Portfolio     16,982     5,716         11,266
Vanguard Mid-Cap Index Portfolio            10,340       748          9,592
Vanguard REIT Index Portfolio               15,416     4,450         10,966

The changes in units outstanding for the year ended December 31, 2001 were as follows:
                                             Units    Units      Net Increase
                                            Issued   Redeemed     (Decrease)

Janus Aspen Growth Portfolio                158,104   39,676       118,428
Janus Aspen Aggressive Growth Portfolio      47,784  104,974       (57,190)
Janus Aspen Capital Appreciation Portfolio   98,895   28,288        70,607
Janus Aspen Worldwide Growth Portfolio       54,875   14,046        40,829
Janus Aspen Balanced Portfolio              146,088   26,504       119,584
T. Rowe Price Prime Reserve Portfolio        91,118   67,891        23,227
T. Rowe Price Limited Term Bond Portfolio    41,668   23,601        18,067
T. Rowe Price Equity Income Portfolio       176,524   42,324       134,200
T. Rowe Price Personal Strategy Balanced
  Portfolio                                  43,283   76,243       (32,960)
T. Rowe Price International Stock Portfolio  15,132    9,293         5,839

6. Financial Highlights
   A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2002 follows:

                                                                                  Expenses as
                                                    Net Assets                      a % of       Income as
                                                    ----------                     Average        a % of
                                                          Unit                       Net           Net              Total
Portfolio                                  Units          Value       (000's)       Assets*       Assets            Return
Janus Aspen Growth                       256,038      $ 4.39         $  1,123       1.20%           -%             (27.29)%
Janus Aspen Aggressive Growth            576,020       24.97           14,386       1.20            -              (28.69)
Janus Aspen Capital Appreciation         157,441        5.10              803       1.20          .58              (16.56)
Janus Aspen Worldwide Growth             132,497        4.53              601       1.20          .93              (26.29)
Janus Aspen Balanced                     216,594        8.42            1,824       1.20         2.47               (7.42)
T. Rowe Price Prime Reserve              197,283       20.07            3,959       1.20         1.44                0.41
T. Rowe Price Limited Term Bond          213,994       30.41            6,507       1.20         4.83                4.31
T. Rowe Price Equity Income              244,071        9.82            2,396       1.20         1.68              (14.03)
T. Rowe Price Personal Strategy Balanced 415,263       26.86           11,153       1.20         2.57               (8.77)
T. Rowe Price Mid-Cap Growth              16,281        7.95              129       1.20***         -***           (20.54)**
T. Rowe Price International Stock         24,304        5.35              130       1.20          .95              (19.16)
Vanguard Balanced                         28,906        9.11              263       1.20***         -***            (8.90)**
Vanguard Equity Income                    25,180        8.13              205       1.20***         -***           (18.66)**
Vanguard High Yield Bond                   7,895        9.80               77       1.20***         -***            (1.99)**
Vanguard Small Company Growth             11,266        7.64               86       1.20***         -***           (23.56)**
Vanguard Mid-Cap Index                     9,592        7.94               76       1.20***         -***           (20.58)**
Vanguard REIT Index                       10,966        9.37              103       1.20***         -***            (6.26)**

*       Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.
**      For the period May 1, 2002 through December 31, 2002.
***     Annualized.

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2001 follows:

                                                                                   Expenses as
                                                    Net Assets                      a % of       Income as
                                                    ----------                     Average        a % of
                                                          Unit                       Net           Net              Total
Portfolio                                  Units          Value       (000's)       Assets*       Assets            Return
Janus Aspen Growth                       257,774      $  6.03        $ 1,555        1.20%         .07%             (25.73)%
Janus Aspen Aggressive Growth            650,711        35.02         22,790        1.20            -              (40.22)
Janus Aspen Capital Appreciation         145,640         6.11            890        1.20         1.40              (22.72)
Janus Aspen Worldwide Growth             119,711         6.15            736        1.20          .53              (23.46)
Janus Aspen Balanced                     209,512         9.10          1,906        1.20         3.10               (5.94)
T. Rowe Price Prime Reserve              173,869        19.99          3,475        1.20         3.92                2.68
T. Rowe Price Limited Term Bond          199,267        29.15          5,809        1.20         5.56                7.07
T. Rowe Price Equity Income              181,287        11.42          2,070        1.20         1.53                0.08
T. Rowe Price Personal Strategy Balanced 445,071        29.44         13,102        1.20         2.87               (3.73)
T. Rowe Price International Stock         22,934         6.61            152        1.20         2.14              (23.37)

* Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

7. Concentrations of Ownership
   At December 31, 2002 significant concentrations of ownership were as follows:
                                                    Number of       Percentage
                                                 Contract Owners      Owned

   T. Rowe Price Mid-Cap Growth Portfolio              3               58.8
   T. Rowe Price International Stock Portfolio         1               29.5
   Vanguard Balanced Portfolio                         2               27.9
   Vanguard Equity Income Portfolio                    3               64.9
   Vanguard High Yield Bond Portfolio                  2               50.6
   Vanguard Small Company Growth Portfolio             2               37.2
   Vanguard Mid-Cap Index Portfolio                    4               47.2
   Vanguard REIT Index Portfolio                       2               27.1

                       REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Directors
Sentry Life Insurance Company
   and
The Contract Owners of
Sentry Variable Account II:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Sentry Variable Account II, and its Janus Aspen Growth Portfolio, Janus Aspen Aggressive Growth Portfolio, Janus Aspen Capital Appreciation Portfolio, Janus Aspen Worldwide Growth Portfolio, Janus Aspen Balanced Portfolio, T. Rowe Price Prime Reserve Portfolio, T. Rowe Price Limited Term Bond Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price Personal Strategy Balanced Portfolio, T. Rowe Price Mid-Cap Growth Portfolio, T. Rowe Price International Stock Portfolio, Vanguard Balanced Portfolio, Vanguard Equity Index Portfolio, Vanguard High Yield Bond Portfolio, Vanguard Small Company Growth Portfolio, Vanguard Mid-Cap Index Portfolio, and Vanguard REIT Index Portfolio at December 31, 2002, and the results of each of their operations and the changes in each of their net assets for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Sentry Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of securities owned at December 31, 2002, by correspondence with the investment advisors, provide a reasonable basis for our opinion.





Milwaukee, Wisconsin
February 7, 2003

                         Sentry Life Insurance Company
                    Report on Audits of Financial Statements
                                Statutory Basis
                 For the Years Ended December 31, 2002 and 2001

Report of Independent Accountants

To the Board of Directors and Shareholder of Sentry Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Sentry Life Insurance Company (the "Company") as of December 31, 2002 and 2001, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, these financial statements were prepared using accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin Office (statutory), which practices differ from accounting principles generally accepted in the United States of America (GAAP). We have only been engaged by the Company to audit the accompanying statutory-basis financial statements. The Company is not required to prepare GAAP financial statements and does not prepare GAAP financial statements. The effects on the financial statements of the variances between the statutory basis of accounting and GAAP, although not reasonably determinable, are presumed to be material. We are therefore required in the following paragraph to issue an adverse opinion as to the conformity of these financial statements with GAAP.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2002 and 2001, or the results of its operations or its cash flows for the years then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2002 and 2001, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 1.

As discussed in Notes 1 and 15 to the financial statements, in 2001 the Company adopted the accounting policies in the revised National Association of Insurance Commissioners' Accounting Practices and Procedures Manual (effective January 1,
2001), as required by the State of Wisconsin Office of the Commissioner of Insurance.

s/PricewaterhouseCoopers LLP
February 21, 2003

                          SENTRY LIFE INSURANCE COMPANY
                         Statutory-Basis Balance Sheets
                           December 31, 2002 and 2001
                      Assets                                      2002                            2001
                      ------
                                                         -----------------------          ----------------------

Investments:

  Bonds                                                $          1,249,205,573         $          1,189,233,485
  Investment in subsidiary                                           10,163,100                       10,574,548
  Policy loans                                                       22,173,094                       22,965,049
  Cash and short-term investments                                    57,201,837                       23,816,092

                                                         -----------------------          ----------------------
    Total investments                                             1,338,743,604                    1,246,589,174


Accrued investment income                                            21,174,474                       21,127,362

Premiums deferred and uncollected                                     5,092,522                        5,493,460

Other assets                                                          5,917,484                        1,548,144

Assets held in separate accounts                                    632,658,509                      620,808,238
                                                         -----------------------          ----------------------

    Total admitted assets                              $          2,003,586,593         $         1,895,566,378
                                                         =======================          ======================

The accompanying notes are an integral part of these statutory-basis financial statements.

                          SENTRY LIFE INSURANCE COMPANY
                   Statutory-Basis Balance Sheets - continued
                           December 31, 2002 and 2001

                      Liabilities                                    2002                              2001
                      -----------
                                                             ----------------------           -----------------------

Future policy benefits:
  Life                                                     $           262,463,557          $           259,539,715
  Accident and health                                                   20,854,133                       16,245,572
  Annuity                                                              902,245,175                      806,238,874
Policy and contract claims:
  Life                                                                   3,560,735                        4,087,113
  Accident and health                                                      654,418                          992,467

Premium and other deposit funds                                          1,524,248                        1,477,933
Other policyholder funds                                                 2,371,943                        2,590,937
Accounts payable and other liabilities                                   2,588,778                        4,125,901
Federal income taxes accrued                                             6,351,833                        7,067,901
Asset valuation reserve                                                    384,512                        1,758,771
Interest maintenance reserve                                               895,357                        2,966,901
Liabilities related to separate accounts                               621,526,693                      619,347,304

                                                             ----------------------           -----------------------
                                                             ----------------------           -----------------------
    Total liabilities                                                1,825,421,382                    1,726,439,389
                                                             ----------------------           -----------------------


                  Capital and Surplus

Capital stock, $10 par value;
  authorized 400,000 shares; issued and
  outstanding 316,178 shares                                             3,161,780                        3,161,780
Paid-in surplus                                                         43,719,081                       43,719,081
Earned surplus, unappropriated                                         131,284,350                      122,246,128
                                                             ----------------------           -----------------------

    Total capital and surplus                                          178,165,211                      169,126,989
                                                             ----------------------           -----------------------

    Total liabilities, capital and surplus                 $         2,003,586,593          $         1,895,566,378
                                                             ======================           =======================

The accompanying notes are an integral part of these statutory-basis financial statements.

                          SENTRY LIFE INSURANCE COMPANY
                    Statutory-Basis Statements of Operations
                 For the years ended December 31, 2002 and 2001


                                                                            2002                              2001
                                                                    ---------------------             ---------------------

Premiums and other income:
  Premiums and annuity considerations                             $          356,542,563            $          194,553,780
  Commissions and expense allowances on
    reinsurance ceded                                                          6,175,002                         8,329,939
  Net investment income                                                       96,073,170                        94,404,840
  Other income                                                                 7,812,758                         8,671,938
                                                                    ---------------------             ---------------------

    Total premiums and other income                                          466,603,493                       305,960,497
                                                                    ---------------------             ---------------------

Benefits and expenses:
  Policyholder benefits and fund withdrawals                                 152,584,133                       180,987,207
  Increase in future policy benefits
    and other reserves                                                       103,058,696                        40,124,845
  Commissions                                                                  5,208,158                         7,231,146
  Other expenses                                                              27,931,541                        28,129,776
  Transfers to separate accounts, net                                        149,944,301                        23,795,673
                                                                    ---------------------             ---------------------

    Total benefits and expenses                                              438,726,829                       280,268,647
                                                                    ---------------------             ---------------------

Income before federal income tax expense and
  net realized losses on investments                                          27,876,664                        25,691,850

Federal income tax expense, less tax on net
  realized losses and transfers to the IMR                                     8,313,216                         7,001,502
                                                                    ---------------------             ---------------------

Income before net realized losses on
  investments                                                                 19,563,448                        18,690,348

    Net realized losses on investments                                       (10,830,244)                       (8,441,463)
                                                                    ---------------------             ---------------------

Net income                                                        $            8,733,204            $           10,248,885
                                                                    =====================             =====================

The accompanying notes are an integral part of these statutory-basis financial statements.

                          SENTRY LIFE INSURANCE COMPANY
          Statutory-Basis Statements of Changes in Capital and Surplus
                 For the years ended December 31, 2002 and 2001

                                                                            2002                         2001
                                                                    ----------------------       ---------------------

Capital stock, beginning and end of year                          $            3,161,780       $            3,161,780
                                                                    ----------------------       ---------------------

Paid-in surplus, beginning and end of year                                    43,719,081                   43,719,081
                                                                    ----------------------       ---------------------

Earned surplus, unappropriated:
  Balance at beginning of year                                               122,246,128                  107,425,356
  Net income                                                                   8,733,204                   10,248,885
  Change in nonadmitted assets                                                (3,094,804)                  (1,966,996)
  Change in asset valuation reserve                                            1,374,259                    3,456,067
  Change in net deferred income tax asset                                      2,455,762                    1,973,795
  Change in surplus in separate accounts                                        (137,031)                           -
  Cumulative effect of changes in accounting
    principles                                                                         -                      651,647
  Change in net unrealized gains (losses)
    on investments                                                              (293,168)                     457,374
                                                                    ----------------------       ---------------------

Balance at end of year                                                       131,284,350                  122,246,128
                                                                    ----------------------       ---------------------

      Total capital and surplus                                   $          178,165,211       $          169,126,989
                                                                    ======================       =====================

The accompanying notes are an integral part of these statutory-basis financial statements.

                          SENTRY LIFE INSURANCE COMPANY
                    Statutory-Basis Statements of Cash Flows
                 For the years ended December 31, 2002 and 2001


                                                                                2002                        2001
                                                                        ---------------------       ----------------------

Premiums and annuity considerations                                   $         357,399,559       $         194,999,481
Allowances and reserve adjustments received on
  reinsurance ceded                                                               6,285,959                   8,088,666
Investment income received (excluding realized gains
  and losses and net of investment expenses)                                     93,322,342                  91,163,107
Other income received                                                             7,895,064                   8,669,986
Life and accident and health claims paid                                        (32,273,040)                (30,951,081)
Surrender benefits                                                              (72,600,716)               (102,711,558)
Other benefits to policyholders paid                                            (48,777,891)                (47,626,583)
Commissions, other expenses, and taxes paid
  (excluding federal income taxes)                                              (32,778,936)                (34,841,862)
Net transfers to separate accounts                                             (149,839,577)                (23,872,103)
Dividends to policyholders paid                                                    (319,511)                   (316,452)
Federal income taxes paid                                                        (7,638,570)                 (7,790,299)
                                                                        ---------------------       ----------------------
                                                                        ---------------------       ----------------------
    Net cash from operations                                                    120,674,683                  54,811,302
                                                                        ---------------------       ----------------------

Proceeds from investments sold, matured, or repaid:
  Bonds                                                                         139,277,402                  95,874,982
  Tax on net capital losses                                                       1,369,502                   1,384,424
                                                                        ---------------------       ----------------------
    Total investment proceeds                                                   140,646,904                  97,259,406

Other cash provided                                                                 337,936                   1,775,682
Net decrease in policy loans                                                        791,955                     435,361
                                                                        ---------------------       ----------------------
                                                                        ---------------------       ----------------------
    Total cash provided                                                         262,451,478                 154,281,751
                                                                        ---------------------       ----------------------

Cost of bonds acquired                                                          212,242,301                 148,631,396

Other cash applied:
  Other applications, net                                                        16,823,432                   1,910,413
                                                                        ---------------------       ----------------------
                                                                        ---------------------       ----------------------
    Total cash applied                                                          229,065,733                 150,541,809
                                                                        ---------------------       ----------------------

    Net change in cash and short-term investments                                33,385,745                   3,739,942

Cash and short-term investments:
  Beginning of year                                                              23,816,092                  20,076,150
                                                                        ---------------------       ----------------------
                                                                        ---------------------       ----------------------
  End of year                                                         $          57,201,837       $          23,816,092
                                                                        =====================       ======================

The accompanying notes are an integral part of these statutory-basis financial statements.

                          SENTRY LIFE INSURANCE COMPANY
                  Notes to Statutory-Basis Financial Statements


1.   Basis of Presentation and Significant Accounting Policies

     Basis of Presentation


     Sentry Life Insurance Company (the Company) is a wholly-owned subsidiary of Sentry Insurance a Mutual Company (SIAMCO). The Company writes insurance products in all states except New York primarily through direct writers who market the Company's individual life insurance, annuities and group health and pension products. The Company also uses direct mail and third party administrators for the marketing of its group life and health products. The Company owns 100% of Sentry Life Insurance Company of New York (SLONY), which writes individual life insurance and annuities and group pension products in New York.

     The Company maintains its accounts in conformity with accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (OCI). Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. The Company is required to prepare its statutory basis financial statements in accordance with the National Association of Insurance Commissioners (NAIC's) Accounting Practices and Procedures Manual (APPM), subject to any deviations prescribed or permitted by the OCI. See Note 15 for further discussion.


     The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     Significant Accounting Policies

A.   Investment Securities

     Investment securities are valued in accordance with the requirements of the NAIC as follows: bonds which qualify for amortization are stated at amortized cost using the interest method, and bonds not qualifying are carried at the lesser of amortized cost or NAIC market values. Under accounting principles generally accepted in the United States of America
     (GAAP), bonds would be classified as either trading, available for sale or held-to-maturity. The carrying value for those securities classified as held-to-maturity would be amortized cost under GAAP. All other debt securities would be carried at market value under GAAP, with unrealized gains and losses on securities in the trading and available for sale categories recognized in net income and directly to surplus, respectively. Common stock of the Company's investment in SLONY is carried at its underlying statutory capital and surplus. The change in the subsidiary's underlying equity between years is reflected as a change in unrealized gains (losses). Under GAAP, the entity's balance sheet and results of operations would be consolidated with the Company. Policy loans are carried at the aggregate of unpaid principal balances plus accrued interest and are not in excess of cash surrender values of the related policies. Short-term investments are carried at amortized cost, which approximate market value.

     Investment income is recorded when earned. Market value adjustments on investments carried at market are reflected in earned surplus as unrealized gains (losses) on investments net of any related deferred taxes. Realized gains and losses are determined on the specific identification method and are recorded directly in the statements of operations, net of federal income taxes and after transfers to the Interest Maintenance Reserve, as prescribed by the NAIC. Realized investment gains and losses also include valuation adjustments for impairment of bonds and other invested assets with a decline in value that management considers to be other than temporary. Such impairments result in the establishment of a new cost basis for these assets. Income on mortgage-backed securities is recognized using an effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities.

B.   Nonadmitted Assets

     For statutory accounting purposes, certain assets are designated as "nonadmitted" (principally deferred tax assets and certain receivables) and have been excluded from the balance sheets and charged to earned surplus. Under GAAP, such assets would be recognized at net realizable value.

     Nonadmitted assets totaled $14,434,675 and $11,339,871 at December 31, 2002 and 2001, respectively. Nonadmitted deferred tax assets comprised $13,928,904 and $11,332,504 of the total nonadmitted assets at December 31, 2002 and 2001, respectively.

C.   Policy Benefits

     Liabilities for traditional life and limited-payment life contracts are computed using methods, mortality and morbidity tables and interest rates which conform to the valuation laws of the State of Wisconsin. The liabilities are primarily calculated on a modified reserve basis. The effect of using a modified reserve basis partially offsets the effect of immediately expensing acquisition costs by providing a policy benefit reserve increase in the first policy year which is less than the reserve increase in renewal years. Future policy benefits for life policies and contracts were primarily determined using the Commissioner's reserve valuation method with interest rates ranging from 2.5% to 6.75%. Additional statutory policy deficiency reserves have been provided where the valuation net premium exceeds the gross premium.

     Future policy benefits for annuity contracts, primarily for individual and group deferred annuities, were primarily determined using the Commissioner's annuity reserve valuation method with interest rates ranging from 2.5% to 15.0%. Reserves are calculated using the Commissioner's method but are set equal to the cash surrender value when that value exceeds the reserve calculated using the Commissioner's valuation method. Group health reserves consist predominantly of long-term disability reserves representing the present value of amounts not yet due calculated using standard disability tables and various interest rates.

     Reserves for universal life-type, annuity, and deposit contracts are based on the contract account balance, if future benefit payments in excess of the account balance are not guaranteed, or on the present value of future payments when such payments are guaranteed.

     Under GAAP, traditional life reserves would be computed using mortality, withdrawal, interest rate, and expense assumptions that are based on Company experience, including a provision for adverse deviation. Reserves for universal life-type and investment contracts would generally be based on the contract account value.

D.   Interest Maintenance Reserve (IMR)

     Realized capital gains and losses on the Company's fixed income investments attributable to interest rate changes are deferred in the Interest Maintenance Reserve (IMR) net of tax. The IMR adjusts the impact of realized gains and losses on earned surplus by deferring realized gains and losses and amortizing them into investment income over the approximate remaining lives of the investments sold. For GAAP purposes, there is no such reserve.


E.   Asset Valuation Reserve (AVR)

     The AVR mitigates fluctuations in the values of invested assets including bonds, stocks, mortgage loans, real estate and other invested assets. Changes in the AVR are included in policyholders' surplus. An AVR is not allowed for GAAP purposes.

F.   Revenue and Expense Recognition

     Premiums for traditional life insurance policies and limited payment contracts are taken into income when due. Amounts collected on policies that do not subject the Company to any risks arising from policyholder mortality or morbidity (deposit contracts), such as supplementary contracts without life contingencies, are recorded as increases to policyholder account balances. Revenue for these policies consists of net investment income and policy charges. Under GAAP, revenue on contracts without significant mortality or longevity risk (investment contracts) would be accounted for similar to deposit contracts.

     The Company has no direct employees and does not own equipment. It utilizes services provided by employees and equipment of SIAMCO and occupies space in SIAMCO's office building. Accordingly, the Company participates in an expense allocation system with certain affiliated companies. Expenses of the Company consist of direct charges incurred and an allocation of expenses (principally salaries, salary-related items, rent and data processing services) between certain affiliated companies. The Company recognized expenses of $28,125,637 and $29,782,754 for 2002 and 2001 respectively, under this allocation agreement.

G.   Acquisition Costs

     Costs directly related to the acquisition of insurance premiums, such as commissions and premium taxes, are charged to operations as incurred. Under GAAP, such acquisition costs would be capitalized and amortized over the policy periods or expected life of the contract.

H.   Federal Income Tax

     The Company is included in the consolidated federal income tax return of SIAMCO. Income taxes payable or recoverable are determined on a separate return basis by the Company in accordance with a written tax allocation agreement approved by the Company's Board of Directors. The Company's federal income tax return is consolidated with the following entities:

         Dairyland Insurance Company
         Middlesex Insurance Company
         Patriot General Insurance Company
         Parker Stevens Agency, Inc.
         Parker Stevens Agency of MA, Inc.
         Parker Stevens Agency of TX, Inc.
         Sentry Aviation Services, Inc.
         Sentry Casualty Company
         Sentry Equity Services, Inc.
         Sentry Insurance a Mutual Company
         Sentry Insurance Agency, Inc.
         Sentry Insurance Holding Company
         Sentry Investment Management, Inc.
         Sentry Life Insurance Company of New York
         Sentry Select Insurance Company
         Sentry Services, Inc.
         Wauleco, Inc.

     The Company records deferred income tax assets and liabilities, which reflect the financial statement impact of cumulative temporary differences between the tax and financial statement basis of assets and liabilities. Changes in net deferred assets/liabilities are recorded directly to surplus under statutory accounting. GAAP accounting requires these changes to be recorded through the income statement.

I.   Separate Accounts

     The Company issues group annuity contracts which include the option of placing deposits received in connection with these contracts in separate accounts. The Company also issues variable annuity contracts and variable universal life contracts which require deposits to be placed in separate accounts. A separate account is an accounting entity segregated as a discrete operation within an insurance company. Separate account assets, consisting primarily of mutual funds, are reported at market value and include the Company's interest in the separate accounts (seed money). Liabilities relating to contractholders are generally recorded at amounts equal to assets, but a contra-liability is recorded to adjust separate account liabilities to amounts computed using applicable statutory reserving tables. Separate account premium deposits, benefit expenses and contract fee income for investment management and policy administration are reflected by the Company in the accompanying statements of operations. Investment income and realized and unrealized capital gains and losses of the separate account assets accrue directly to contractholders and, therefore, are not included in the Company's statement of operations. The Company's seed money investment, including appreciation or depreciation, is reflected in policyholder's surplus through recognition of surplus in the separate accounts.

J.   Reinsurance

     Reinsurance premiums, commission expense reimbursements and reserves related to reinsured business ceded are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums and benefits ceded to other companies have been reported as reductions of premium income and benefits in the accompanying Statements of Operations.

2.   Investments

The carrying value and estimated market value of bonds are as follows:

                                                                      Gross              Gross               Estimated
At December 31, 2002                            Carrying             Unrealized         Unrealized              Market
                                                 Value                 Gains              Losses                Value
                                          ---------------------   -----------------  -----------------   ---------------------

US Government                           $          140,893,713  $       10,979,002 $                -  $          151,872,715

Political subdivisions of states,
territories, and possessions                         2,993,310             294,540                  -               3,287,850

Special revenue and special
assessment obligations                             170,288,038          13,299,385                  -             183,587,423

Public utilities                                   363,302,760          26,516,296          4,328,531             385,490,525

Industrial and miscellaneous                       571,727,752          54,433,737          5,621,641             620,539,848
                                          ---------------------   -----------------  -----------------   ---------------------

  Total                                 $        1,249,205,573  $      105,522,960 $        9,950,172  $        1,344,778,361
                                          =====================   =================  =================   =====================

                                                                       Gross              Gross               Estimated
At December 31, 2001                            Carrying             Unrealized         Unrealized              Market
                                                 Value                 Gains              Losses                Value
                                          ---------------------   -----------------  -----------------   ---------------------
US Government                           $          130,460,571  $        6,474,869 $           97,190  $          136,838,250

Political subdivisions of states,
territories, and possessions                                 -                   -                  -                       -

Special revenue and special
assessment obligations                             137,689,632           7,367,853            102,239             144,955,246

Public utilities                                   380,680,170          10,924,101          9,898,394             381,705,877

Industrial and miscellaneous                       540,403,112          20,991,860         16,803,413             544,591,559
                                          ---------------------   -----------------  -----------------   ---------------------

  Total                                 $        1,189,233,485  $       45,758,683 $       26,901,236  $        1,208,090,932
                                          =====================   =================  =================   =====================

     Carrying value and estimated market value of bonds at December 31, 2002, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because certain issuers have the right to call or prepay obligations with or without call or prepayment penalties. Because most mortgage-backed securities provide for periodic payments throughout their lives, they are listed below in a separate category.

                                                                                             Estimated
                                                                    Carrying                   Market
                                                                     Value                     Value
                                                             -----------------------    ---------------------

     Due in one year or less                               $             89,067,790   $           93,718,907
     Due after one year through five years                              131,289,268              139,931,522
     Due after five years through ten years                             190,524,393              211,499,688
     Due after ten years                                                592,742,520              636,548,221
                                                             -----------------------    ---------------------

       Subtotal                                                       1,003,623,971            1,081,698,338

     Mortgage-backed securities                                         245,581,602              263,080,023
                                                             -----------------------    ---------------------

       Total                                               $          1,249,205,573   $        1,344,778,361
                                                             =======================    =====================

     Proceeds from sales of bonds during 2002 and 2001, including maturities and calls, were $139,277,402 and $95,874,982 respectively. In 2002 and 2001, respectively, gross gains of $4,328,589 and $1,514,575 and gross losses of $8,625,879 and $11,204,662 were realized on these sales before transfer to the IMR liability.

     There are no securities purchased prior to January 1, 1994, where historical cash flows are not available. Prepayment assumptions for single class and multi-class mortgage-asset-backed securities were obtained from HUB Data. The Company used HUB Data and A.G. Edwards data pricing services in determining the market values for its loan-backed securities. The Company has no negative yield situations requiring a change from the retrospective to prospective methodology.

     At December 31, 2002 and 2001, investments carried at $3,181,451 and $4,125,007 respectively, were on deposit with various governmental agencies as required by law.

3. Investment in SLONY

     Condensed financial information regarding SLONY is as follows:

                                                               2002                              2001
                                                       ---------------------             ---------------------

     Investments                                     $           33,526,066            $           32,937,343
     Total assets                                                43,974,252                        42,838,178
     Policy reserves and benefits                                23,420,706                        22,003,925
     Total liabilities                                           33,811,152                        32,263,630
     Statutory capital and surplus                               10,163,100                        10,574,548
     Premium income                                               9,481,158                         8,571,153
     Net investment income                                        2,364,008                         2,347,302
     Benefits and expenses                                       10,750,124                         8,931,399
     Net income                                                     524,308                         1,376,559

4.       Net Investment Income and Net Realized and Unrealized Gains (Losses)

     Sources of net investment income for 2002 and 2001 are as follows:

                                                                   2002                           2001
                                                           ---------------------          ---------------------

     Dividends received from subsidiary                  $              950,000         $              900,000
     Interest:
         Bonds                                                       92,932,027                     90,371,007
         Short-term investments                                         378,354                      1,029,229
         Other investments                                            1,556,281                      1,647,350
         Amortization of IMR                                            673,597                        803,290
                                                           ---------------------          ---------------------

            Gross investment income                                  96,490,259                     94,750,876

     Investment expense                                                 417,089                        346,036
                                                           ---------------------          ---------------------
           Net investment income                         $           96,073,170         $           94,404,840
                                                           =====================          =====================

     The components of net realized gains (losses) and changes in net unrealized gain (losses) on investments which are reflected in the accompanying statutory-basis financial statements are as follows:

                                                       Realized                                       Unrealized
                                    ----------------------------------------------  ----------------------------------------------
                                            2002                    2001                    2002                    2001
                                    ---------------------   ----------------------  ----------------------  ----------------------
     Common stock of
     unconsolidated subsidiary
                                  $                    -  $                    -  $             (411,449) $              481,759

     Bonds                                   (14,988,406)             (9,690,089)                (34,523)                (21,769)
     Stock                                             -                       -                  (5,056)                 (2,616)
     Capital gains tax                         2,760,216               1,369,502                 157,860                       -
                                    ---------------------   ----------------------  ----------------------  ----------------------

     Pre-IMR capital gains
     (losses), net of tax                    (12,228,190)             (8,320,587)               (293,168)                457,374

     IMR capital gains
     transferred into the
     reserve, net of tax                       1,397,946                (120,876)                      -                       -
                                    ---------------------   ----------------------  ----------------------  ----------------------

                                  $          (10,830,244) $           (8,441,463) $             (293,168) $              457,374
                                    =====================   ======================  ======================  ======================

5.       Income Taxes

          For the year ended December 31, 2002 the federal income tax expense in the statutory-basis statements of operations differs from that computed based on the federal statutory rate of 35%. The reasons for these differences are as follows:

                                                                      2002
                                                                      ----
Federal income tax calculated at the statutory rate of
  35% of income before federal income taxes and net
  realized gains on investments                                 $   9,756,932
Accrual of bond discount                                           (1,059,338)
Adjustment for deferred acquisition costs                              (9,455)
Dividends received from subsidiaries                                 (332,500)
Different basis used to compute future policy
  benefits                                                            344,448
Amortization of IMR                                                  (235,759)
Other, net                                                           (151,012)
                                                                     --------
  Total                                                         $   8,313,216
                                                                =============

     The Company records deferred income tax assets and liabilities, which reflect the financial statement impact of cumulative temporary differences between the tax and financial statement bases of assets and liabilities. The components of the net deferred tax asset were as follows:

                                                                    2002                      2001
                                                            ----------------------    ----------------------
             Deferred tax assets                         $             4,251,691   $             3,219,417
             Deferred tax liabilities                                 (3,778,087)               (2,763,036)
                                                            ----------------------    ----------------------
                  Net deferred tax assets                $               473,604   $               456,381
                                                            ======================    ======================

     As of December 31, 2002, nonadmitted deferred tax assets were $13,928,904. This is reported as a component of the change in nonadmitted assets. The nonadmitted deferred tax asset increased by $2,596,400 for the year ended December 31, 2002.

     Deferred tax assets (DTA's) relate primarily to temporary differences between the tax and financial statement bases of policy benefits liabilities, as well as the temporary difference created by unamortized policy acquisition costs capitalized for tax purposes. Deferred tax assets increased by $1,032,273 for the year ended December 31, 2002, as follows:

              DTA's Resulting from                    December 31                January 1
             Book/Tax Differences in                     2002                      2002                     Change
      --------------------------------------     ----------------------    ----------------------    ----------------------

      Unpaid Losses and LAE                  $             10,977,135   $            10,424,262   $               552,873
      Unrealized Capital Loss                                   2,686                       916                     1,770
      Nonadmitted Assets                                        6,941                    51,964                   (45,023)
      Deferred Acquisition Costs                            2,489,251                 2,515,443                   (26,192)
      Other Investment Related                              4,537,850                 1,527,732                 3,010,118
      All Other                                               166,732                    31,605                   135,127
                                                 ----------------------    ----------------------    ----------------------

      Total DTA's                            $             18,180,595   $            14,551,922   $             3,628,673
                                                 ======================    ======================    ======================

      DTA's nonadmitted                      $             13,928,904   $            11,332,504   $             2,596,400

     Deferred tax liabilities (DTL's) relate primarily to temporary differences between the tax and financial statement basis of investments. Deferred tax liabilities increased by $1,015,051 for the year ended December 31, 2002, as follows:

              DTL's Resulting from                    December 31                January 1
             Book/Tax Differences in                     2002                      2002                     Change
      --------------------------------------     ----------------------    ----------------------    ----------------------

      Unrealized Capital Gains               $              1,641,102   $             1,797,192   $              (156,090)
      All Other                                             2,136,985                   965,844                 1,171,141
                                                 ----------------------    ----------------------    ----------------------

      Total DTL's                            $              3,778,087   $             2,763,036   $             1,015,051
                                                 ======================    ======================    ======================


     Changes in deferred tax assets and liabilities related to changes in unrealized gains and losses on investments are reported as a component of changes in unrealized capital gains and losses in the consolidated statement of changes in surplus. Other changes in deferred tax assets and liabilities are direct adjustments to surplus and are separately reported in the consolidated statement of changes in surplus.

     The Company's taxable income can vary significantly from income from operations before taxes due to the differences between book and tax valuations of assets and liabilities. Also, the Company must capitalize and amortize for tax purposes, as opposed to immediately deducting, an amount deemed to represent the cost of acquiring new business.

     The significant components of the total tax provision are:

        Current income taxes incurred                   $   5,553,000
        Change in deferred tax assets/liabilities          (2,455,762)
                                                           ----------
                Total tax provision                     $   3,097,238
                                                        =============

     The Company's effective tax rate of 21.7% for the year ending December 31, 2002, is determined as the relationship between the total tax provision, which is the sum of current income taxes incurred and the change in deferred tax assets/liabilities not related to unrealized gains and losses on investments, to the income from operations before taxes and pretax net realized gains. This rate was less than the federal corporate rate of 35% primarily caused by the amortization of IMR.

     At December 31, 2002, the Company had no net operating loss carry-forwards. The Company incurred federal income taxes of $5,124,648, $5,840,623, and $6,614,301, in 2002, 2001, and 2000, respectively. These amounts will be available for recoupment in the event of future net losses.

     Under pre-1984 life insurance company income tax laws, a portion of a life insurance company's "gain from operations" was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as the "policyholders' surplus account." The amounts included in this account are added to taxable income of later years at rates then in effect if the life insurance company elects to distribute tax basis policyholders' surplus to stockholders as dividends or takes certain other actions. Any distributions are first made from another tax memorandum account known as the "stockholders' surplus account." The aggregate accumulation in the tax policyholders' surplus and stockholders' surplus accounts of the life insurance subsidiaries were $5,605,476 and $134,317,632, respectively, at December 31, 2002. A deferred tax liability was not recognized on the policyholders' surplus account although this amount could become taxable to the extent that future dividends are paid from this account.

     The federal income tax returns of SIAMCO have been examined through 1999. SIAMCO and the Internal Revenue Service have resolved all issues relating to 1999 and prior years. In the opinion of management, future tax assessments related to prior years are not expected to have a material adverse impact on the financial statements.

6.       Disclosures About Fair Values of Financial Instruments

     Statutory accounting principles define fair values of financial instruments as the amount at which that instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale.

     The fair values presented below may not be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instruments. Certain financial instruments and all non-financial instruments are excluded from the statutory disclosure requirements. Financial instruments, which are exempt, include life policy benefits with mortality or morbidity risk. Therefore, the aggregate fair value amounts presented do not represent the underlying value of the Company.


     For cash and short-term investments and accrued investment income, the carrying amount approximates fair value. Policy loans are an integral part of the underlying insurance contract and have no stated maturity dates; therefore, no reasonable estimate of fair value can be made. Interest rates range from 5% to 8%.

     The following methods and assumptions were used to estimate the fair value of each significant class of financial instruments for which it is practicable to estimate that value:

     Bonds

     Estimated fair value is generally based on market values published by the NAIC's Securities Valuation Office (SVO). If a market value from SVO is not available, fair value is based on quoted prices provided by independent pricing services or is estimated by management based on quoted market prices of comparable securities.

     Separate Accounts

     The fair value of assets held in separate accounts and the related liabilities are based on quoted market prices.

     Aggregate Reserves for Investment-Type Contracts

     The fair value of investment-type contracts is estimated by reducing the policyholder liability for applicable surrender charges.

     Structured Settlements

     The fair value of the liability for structured settlements is estimated by discounting future cash flows using the current rates being offered for similar settlements.

     Liability for Premium and Other Deposit Funds


     The fair value for contracts with stated maturities is estimated by discounting future cash flows using current rates being offered for similar contracts. For those with no stated maturity, the fair value is estimated by calculating the surrender value.

     The estimated fair values of the Company's significant financial instruments are as follows:

     At December 31, 2002                                                       Statement                   Estimated
                                                                                  Value                     Fair Value
                                                                           ---------------------       ---------------------

     Assets:
       Bonds                                                             $        1,249,205,573      $        1,344,778,361
       Assets held in separate accounts                                             632,658,509                 632,658,509

     Liabilities:
       Aggregate reserves for annuity contracts                                     846,284,448                 841,953,357
       Structured settlements                                                        55,960,727                  64,247,736
       Liabilities for premium and other deposit funds                                1,524,248                   1,524,248
       Liabilities related to separate accounts                                     621,526,693                 621,526,693


     At December 31, 2001                                                       Statement                   Estimated
                                                                                  Value                     Fair Value
                                                                           ---------------------       ---------------------
     Assets:
       Bonds                                                             $        1,189,233,485      $        1,208,090,933
       Assets held in separate accounts                                             620,808,238                 620,808,238

     Liabilities:
       Aggregate reserves for annuity contracts                                     750,512,330                 746,070,076
       Structured settlements                                                        55,726,544                  63,206,698
       Liabilities for premium and other deposit funds                                1,477,933                   1,477,933
       Liabilities related to separate accounts                                     619,347,304                 619,347,304

7.   Reinsurance

     The Company has entered into assumed reinsurance contracts for participation in reinsurance pools and to provide surplus protection for its wholly-owned subsidiary.

     Assumed life in-force amounted to approximately 36% and 34% of total in-force (before ceded reinsurance) at December 31, 2002 and 2001, respectively.

     The Company has entered into reinsurance ceded contracts to limit the net loss potential arising from large risks. Generally, life benefits in excess of $250,000 and all group health liabilities, except for liabilities relating to SIAMCO's employee benefit plans, are ceded to reinsurers. The group health liabilities are ceded to SIAMCO.

     The Company cedes insurance to other insurers under various contracts which cover individual risks or entire classes of business. Although the ceding of insurance does not discharge the Company from its primary liability to policyholders in the event any reinsurer might be unable to meet the obligations assumed under the reinsurance agreements, it is the practice of insurers to reduce their balances for amounts ceded. The amounts included in the accompanying statutory-basis financial statements for reinsurance were as follows:

                                                                               2002
                                                                        (000's omitted)
                                           -----------------------------------------------------------------------------
                                                       Affiliated                              Unaffiliated
                                           ------------------------------------    -------------------------------------
                                               Assumed              Ceded              Assumed               Ceded
                                           -----------------   ----------------    -----------------    ----------------

     Premiums                            $              259  $           7,930   $            9,488   $           5,145
     Benefits                                             -             33,221                9,648                 729

     Commissions                                          4              4,768                    -               1,407

     Future policy benefits:
       Life and annuities                                52                  -                   14               3,331
       Accident and health                                -            158,491                    -                  68

     Intercompany receivable                              -              2,220                    -                   -


                                                                               2001
                                                                          (000's omitted)
                                           -----------------------------------------------------------------------------
                                                       Affiliated                              Unaffiliated
                                           -----------------------------------------------------------------------------
                                               Assumed              Ceded              Assumed               Ceded
                                           -----------------   ----------------    -----------------    ----------------

     Premiums                            $              263  $          16,384   $            7,978   $           4,836
     Benefits                                             -             40,697                7,922               2,259
     Commissions                                          8              6,961                    -               1,369

     Future policy benefits:
       Life and annuities                                58                  -                   17               2,140
       Accident and health                                -             172,419                   -                  66
     Intercompany receivable                              -               2,454                   -                   -

8.   Commitments and Contingencies

     In the normal course of business, there are various legal actions and proceedings pending against the Company. In the opinion of management and legal counsel, the ultimate resolution of these matters will not have a material adverse impact on the Company's statutory-basis financial statements.

     State guaranty funds can assess the Company for losses of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company believes that its ultimate cost for these assessments will not have a material adverse effect on the financial statements.

9.   Other Related Party Transactions

     The Company has issued insurance and investment contracts to certain employee benefit plans for SIAMCO. Premiums included in the accompanying statutory-basis statements of operations (net of ceded premiums) are approximately $203.0 million and $37.8 million in 2002 and 2001.

     Liabilities held in both the general and separate accounts totaled $889.6 million in 2002 and $795.1 million in 2001 and consisted primarily of liabilities for SIAMCO pension benefit plans.

     Experience return reserves for group life and health plans totaled $3.2 million and $2.3 million in 2002 and 2001, respectively.

     The Company has provided coverage in the form of annuity contracts as structured settlements for SIAMCO's workers' compensation claims. Reserves for future policy benefits at December 31, 2002 and 2001 included $55,960,727 and $55,726,544, respectively, relating to these contracts.

     The Company recorded a $130.5 million deposit on January 2, 2002, related to a transferred asset under a group annuity contract issued to its parent sponsored 401(k) plan. This deposit was invested in the separate accounts of the Company and materially increased the assets and liabilities with the separate accounts of the Company.

     Also, see Note 7 for other related party transactions.

10.  Withdrawal Characteristics of Annuity Reserves and Deposit Liabilities

     Annuity reserves and deposits of approximately $1.446 billion and $1.347 billion in 2002 and 2001 respectively, are subject to withdrawal at the discretion of the annuity contract holders. Approximately 96% in both years carry surrender charges.

11.  Liability for Accident and Health Benefits

     Activity in the liability for accident and health benefits is summarized as follows:

                                                                     2002                             2001
                                                             ---------------------            ---------------------

     Balance January 1                                     $           16,399,235           $           14,388,360
                                                             ---------------------            ---------------------

     Incurred related to:
       Current year                                                     7,317,379                        6,969,886
       Prior years                                                      1,222,177                          221,916
                                                             ---------------------            ---------------------
     Total incurred                                                     8,539,556                        7,191,802
                                                             ---------------------            ---------------------

     Paid related to:
       Current year                                                     3,129,612                        3,235,291
       Prior years                                                      2,361,340                        1,945,636
                                                             ---------------------            ---------------------
     Total paid                                                         5,490,952                        5,180,927
                                                             ---------------------            ---------------------

     Balance at December 31                                            19,447,839                       16,399,235

     Reserves not subject to development                                2,060,712                          838,804
                                                             ---------------------            ---------------------

     Total accident and health reserves                    $           21,508,551           $           17,238,039
                                                             =====================            =====================



The prior year reserve development is attributable to the experience under the group long term disability contract issued to SIAMCO.

12.  Separate Accounts

     Transfers as reported in the Summary of Operations of the Separate Accounts
     Statement:

   Transfers to separate accounts         $            141,754,537
   Transfers from separate accounts                    (11,958,519)
                                            -------------------------

   Net transfers to separate accounts                  153,713,056

 Reconciling adjustments:
   Contract fees                                          (190,262)
   Loss for delays in processing                            (1,221)
   Reinvested risk fees                                 (3,301,845)
   Last day of activity                                   (263,993)
   Seed money investment                                   (11,434)
                                            -------------------------
      Total adjustments                                 (3,768,755)
                                            -------------------------

  Transfers as reported in the summary
  of operations of the life, accident
  and health statement                    $            149,944,301
                                            =========================

13.  Reserves for Life Contracts and Deposit-Type Contracts

    The Company waives deduction of deferred fractional premiums upon the death of an insured and returns any portion of the final premium for coverage beyond the end of the policy month of death. Surrender values are not promised in excess of legally computed reserves.

    For insurance on substandard lives the gross premium of the true age and an extra premium to provide for the additional risk are charged. For universal life policies the reserve equals the unearned extra premium. For other policies the reserve equals 3/4 of the sum of the reserve reported at the end of the previous year and the extra annual premium in force at the end of the current year.

    As of December 31, 2002 the Company has $544,288,332 of insurance in force for which the gross premiums are less than the net premiums according to the valuation standard set by the State of Wisconsin.

    The tabular interest is determined by formula as described in the instructions to the NAIC's annual statement (Instructions) except for universal life plans and the retirement deposit accounts where basic policy data is used. Tabular reserves less actual reserves released and tabular cost are determined by formula as described in the Instructions.

     Tabular interest on funds not involving life contingencies is determined by using actual interest earned during the year.

14. Premium and Annuity Considerations Deferred and Uncollected

     The components of deferred and uncollected premiums are as follows:

                                                            Gross               Loading             Net of Loading
                                                      -------------------  -------------------   ---------------------

      Ordinary new business                         $            749,132 $            125,202  $              623,930
      Ordinary renewal                                         3,749,977              110,971               3,639,006
      Group life                                                 526,788               15,741                 511,047
      Individual annuity                                             121                    9                     112
                                                      -------------------  -------------------   ---------------------
        Total                                       $          5,026,018 $            251,923  $            4,774,095
                                                      ===================  ===================   =====================

15.  Accounting Changes

     On January 1, 2001, the Company adopted certain accounting changes required to conform to the provisions of the NAIC's APPM. The cumulative effect of adopting these accounting changes is the difference between the amount of surplus at the beginning of the year and the amount of surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. The cumulative effect resulted in an increase to surplus on the effective date and consists of the following components:

     Cost of collection liability     $          199,929
     Net deferred tax assets                     451,718
                                         ----------------
        Total                         $          651,647
                                         ================

                                     PART C

                                OTHER INFORMATION


ITEM 24  Financial Statements and Exhibits

(a)  Financial Statements of Sentry Variable Account II

     Included in Part A:

       Condensed Financial Information

     Included in Part B:

       Report of Independent Accountants

       Statement of Assets and Liabilities, December 31, 2002

       Statements of Operations for the years or periods ended December 31, 2002 and 2001

       Statements of Changes in Net Assets for the years or periods ended
         December 31, 2002 and 2001

       Notes to Financial Statements, December 31, 2002 and 2001

(b)   Financial Statements of Sentry Life Insurance Company

      Included in Part B

        Report of Independent Accountants

        Statutory-Basis Balance Sheets, December 31, 2002 and 2001

        Statutory-Basis Statements of Operations for the years ended December
          31, 2002 and 2001

        Statutory-Basis Statements of Changes in Capital Stock and Surplus for the years ended December 31, 2002 and 2001

        Statutory-Basis Statements of Cash Flows for the years ended December
          31, 2002 and 2001

        Notes to Statutory-Basis Financial Statements

ITEM 24

(b)      Exhibits

         (1) Resolutions of the Board of Directors of Sentry Life Insurance Company*

         (2) Not Applicable

         (3)(i) Principal Underwriter Agreement*

         (3)(ii) Registered Representatives Agreement*

         (3)(iii) General Agent Agreement*

         (4)(i) Individual Flexible Purchase Payment Deferred Variable Annuity Contract*

         (4)(ii) Contract Amendment pursuant to Tax Reform Act of 1984*

         (4)(iii) Contract Amendment re Joint Owners

         (5) Application Form**

         (6)(i) Articles of Incorporation of Sentry Life Insurance Company*

         (6)(ii) Bylaws*

         (7) Not Applicable

         (8)(i)   Fund Participation Agreement with T. Rowe Price Fixed Income
                        Series, Inc., T. Rowe Price Equity Series, Inc., and
                        T. Rowe Price International Series, Inc.***

         (8)(ii) Fund Participation Agreement with Janus Aspen Series***

         (8)(iii) Fund Participation Agreement with Vanguard Variable Insurance
                        Fund****

         (9) Opinion and Consent of Counsel

         (10) Consent of Independent Accountants

         (11) Not Applicable

         (12) Agreement Governing Contribution to Sentry Variable Account II*

         (13) Calculation of Performance Information

         *     Exhibits (1), (3)(i), (3)(ii), (3)(iii), (4)(i), (4)(ii), (5),
               (6)(i), (6)(ii), and (12) are incorporated herein by reference to such exhibits in Registrant's Post-Effective Amendment No. 17 to Form N-4 filed electronically on or about April 30, 1998.

         **    Exhibit (5) is incorporated herein by reference to such
               exhibit in Registrant's Post-Effective Amendment No. 23 to Form N-4 filed electronically on or about April 28, 2001.

         *** Exhibits (8)(i) and (8)(ii) are incorporated herein by reference to such exhibits in Registrant's Post-Effective Amendment No. 21 to Form N-4 filed electronically on or about January 7, 2001.

         ****   Exhibit (8)(iii) is incorporated herein by reference to such exhibit in Registrant's Post-Effective Amendment No. 26 to Form N-4 filed electronically on or about April 30, 2002.

ITEM 25  Directors and Officers of the Depositor

       The following persons are the officers and directors of Sentry Life Insurance Company. The principal business address for each director and officer of the Depositor is 1800 North Point Drive, Stevens Point, Wisconsin 54481.
                                          Positions and Offices
                Name                         With Depositor

                Dale R. Schuh             Director, Chairman of the Board
                Wallace D. Taylor         President
                Janet L. Fagan            Vice President and Director
                William M. O'Reilly       Director and Secretary
                William J. Lohr           Director and Treasurer
                James J. Weishan          Director

ITEM 26  Persons Controlled By or Under Common Control With Depositor

The following is a description of all persons who might be considered to be directly or indirectly controlled by or under common control with the Depositor:

1. The Depositor, a Wisconsin corporation, is a wholly-owned subsidiary of Sentry Insurance a Mutual Company ("Sentry Insurance"), a Wisconsin corporation.

2. The following companies are also wholly-owned subsidiaries of Sentry
   Insurance:

   (a) Middlesex Insurance Company ("Middlesex"), a Wisconsin corporation;
   (b) Dairyland Insurance Company ("Dairyland"), a Wisconsin corporation;
   (c) Sentry Fund, Inc., a Maryland corporation;
   (d) Parker Stevens Agency, LLC, a Wisconsin limited liability company;
   (e) Parker Stevens Agency of Mass., Inc., a Massachusetts corporation;
   (f) Sentry Investment Management, Inc., a Delaware corporation;
   (g) Sentry Equity Services, Inc., a Delaware corporation;
   (h) Sentry Services, Inc., a Wisconsin corporation;
   (i) Sentry Aviation Services, Inc., a Wisconsin corporation;
   (j) WAULECO, Inc., a Wisconsin corporation; and
   (k) Sentry Holding Company, Inc., a Delaware corporation.

3. Sentry Insurance is also affiliated with Sentry Insurance Foundation, Inc., a Wisconsin corporation.

4. Sentry Insurance is also affiliated with Sentry Lloyd's of Texas, a Texas Lloyd's corporation.

5. Patriot General Insurance Company, a Wisconsin corporation, is a wholly-owned subsidiary of Middlesex.

6. Sentry Select Insurance Company and Sentry Casualty Company, Wisconsin corporations; and Parker Stevens Agency of Texas, Inc., a Texas corporation, are wholly-owned subsidiaries of Sentry Holding Company, Inc.

7. Sentry Life Insurance Company of New York, a New York corporation, is a wholly-owned subsidiary of the Depositor.

8. Dairyland County Mutual Insurance Company of Texas, a Texas corporation, is affiliated with Dairyland.


ITEM 27  Number of Contract Owners

As of April 1, 2003, there were 3,066 qualified contract owners and 631 non-qualified contract owners.

ITEM 28  Indemnification

Under the Bylaws of Sentry Life Insurance Company, each director and officer of the Company shall be indemnified by the Company against all costs and expenses actually and necessarily incurred by him or her in connection with the defense of any action, suit or proceeding in which he or she is made a party by reason of his or her being or having been a director or officer of the Company, whether or not he or she continues to be a director or officer at the time of incurring such costs or expense, except in relation to matters as to which he or she shall be adjudged in such action, suit or proceeding to be liable for gross negligence or willful misconduct in the performance of his or her duties as such director or officer. This right of indemnification shall not be exclusive of other rights to which any director or officer may be entitled as a matter of law or agreement.

Sentry Equity Services, Inc., the principal underwriter, is a Delaware corporation. The Delaware General Corporation Law, Section 145, provides for indemnification of directors, officers, employees and agents as follows:

         145 INDEMNIFICATION OF OFFICERS, DIRECTORS, EMPLOYEES AND AGENTS -(a) A corporation shall have power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that the person is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by the person in connection with such action, suit or proceeding if the person acted in good faith and in a manner the person reasonably believed to be in or not opposed to the best interests of the corporation and, with respect to any criminal action or proceeding, had no reasonable cause to believe the person's conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in or not opposed to the best interests of the corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that the person's conduct was unlawful.

         (b) A corporation may indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that the person is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses (including attorneys' fees) actually and reasonably incurred by the person in connection with the defense or settlement of such action or suit if the person acted in good faith and in a manner the person reasonably believed to be in or not opposed to the best interests of the corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the corporation unless and only to the extent that the Court of Chancery or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other court shall deem proper.

         (c) To the extent that a director, officer, employee or agent of a corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subsections (a) and
         (b) of this section, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith.

         (d) Any indemnification under subsections (a) and (b) of this section (unless ordered by a court) shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, officer, employee or agent is proper in the circumstances because the person has met the applicable standard of conduct set forth in subsections (a) and (b) of this section. Such determination shall be made (1) by a majority vote of the directors who are not parties to such action, suit or proceeding, even though less than a quorum, or (2) if there are no such directors, or if such directors so direct, by independent legal counsel in a written opinion, or (3) by the stockholders.

         (e) Expenses (including attorneys' fees) incurred by an officer or director in defending any civil, criminal, administrative or investigative action, suit or proceeding may be paid by the corporation in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of such director or officer to repay such amount if it shall ultimately be determined that he is not entitled to be indemnified by the corporation as authorized in this section. Such expenses (including attorneys' fees) incurred by other employees and agents may be so paid upon such terms and conditions, if any, as the board of directors deems appropriate.

         (f) The indemnification and advancement of expenses provided by, or granted pursuant to, the other subsections of this section shall not be deemed exclusive of any other rights to which those seeking indemnification or advancement of expenses may be entitled under any bylaw, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office.

         (g) A corporation shall have power to purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section.

         (h) For purposes of this section, references to "the corporation" shall include, in addition to the resulting corporation, any constituent corporation (including any constituent of a constituent) absorbed in a consolidation or merger which, if its separate existence had continued, would have had power and authority to indemnify its directors, officers, and employees or agents, so that any person who is or was a director, officer, employee or agent of such constituent corporation, or is or was serving at the request of such constituent corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall stand in the same position under this section with respect to the resulting or surviving corporation as he would have with respect to such constituent corporation if its separate existence had continued.

         (i) For purposes of this section, references to "other enterprises" shall include employee benefit plans; references to "fines" shall include any excise taxes assessed on a person with respect to any employee benefit plan; and references to "serving at the request of the corporation" shall include any service as a director, officer, employee or agent of the corporation which imposes duties on, or involves services by, such director, officer, employee or agent with respect to an employee benefit plan, its participants or beneficiaries; and a person who acted in good faith and in a manner he reasonably believed to be in the interest of the participants and beneficiaries of an employee benefit plan shall be deemed to have acted in a manner "not opposed to the best interests of the corporation" as referred to in this section.

         (j) The indemnification and advancement of expenses provided by, or granted pursuant to, this section shall, unless otherwise provided when authorized or ratified, continue as to a person who has ceased to be director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

         (k) The Court of Chancery is hereby vested with exclusive jurisdiction to hear and determine all actions for advancement of expenses or indemnification brought under this section or under any bylaw, agreement, vote of stockholders or disinterested directors, or otherwise. The Court of Chancery may summarily determine a corporation's obligation to advance expenses (including attorneys' fees).

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any officer or controlling person in connection with the securities being registered) the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29  Principal Underwriter

        (a)  Sentry Equity Services, Inc., the Principal
             Underwriter for the Contracts, also acts as Principal Underwriter for:

             Sentry Variable Account I
             Sentry Variable Life Account I
             Sentry Fund, Inc.

        (b) The following persons are the officers and directors of Sentry Equity Services, Inc. The principal business address for each director and officer of the Principal Underwriter is 1800 North Point Drive,
             Stevens Point, Wisconsin 54481:

                                        Positions and Offices
               Name                     With Underwriter

             Dale R. Schuh              Director and Chairman of the Board

             Wallace D. Taylor          President

             John B. Clifford           Vice President

             William M. O'Reilly        Director and Secretary

             William J. Lohr            Director and Treasurer

        (c)

  Name of      Net Underwriting
 Principal        Discounts &      Compensation On   Brokerage
Underwriter       Commissions      Redemption        Commissions  Compensation

Sentry Equity
Services, Inc.    $118,304           $ 0.00           $0.00         $322,994

ITEM 30  Location of Accounts and Records

       As required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder, Sentry Equity Services, Inc. and Sentry Life
       Insurance Company maintain physical possession of the accounts, books or documents of the Separate Account at 1800 North Point Drive, Stevens Point, Wisconsin 54481.

ITEM 31  Management Services

       Not Applicable.

ITEM 32  Undertakings

        (a) Registrant hereby undertakes to file a Post-Effective Amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

        (b) Registrant hereby undertakes to include either: (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
        (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

         (d) Sentry Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                     REPRESENTATIONS

The Registrant hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each Registration Statement, including the Prospectus, used in connection with the offer of the contract;

2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
    Section 403(b)(11) to the attention of the potential participants; and

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of: (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his or her contract value.

                      SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf in the City of Stevens Point, State of Wisconsin, this 24th day of April, 2003.

                          Sentry Variable Account II
                          Registrant

                          By: Sentry Life Insurance Company




                       By: s/Wallace D. Taylor
                          --------------------------------------------------
                          Wallace D. Taylor, President




                          Sentry Life Insurance Company
                          Depositor


                          By: s/Wallace D. Taylor
                             -------------------------------------------------
                              Wallace D. Taylor, President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

s/Dale R. Schuh                                                 April 24, 2003
-------------------------------------------
Dale R. Schuh, Chairman of the Board and Director

s/Wallace D. Taylor                                             April 24, 2003
-------------------------------------------
Wallace D. Taylor, President

s/Janet L. Fagan                                                April 24, 2003
-------------------------------------------
Janet L. Fagan, Vice President and Director

s/William M. O'Reilly                                           April 24, 2003
-------------------------------------------
William M. O'Reilly, Secretary and Director


s/William J. Lohr                                               April 24, 2003
-------------------------------------------
William J. Lohr, Treasurer and Director


s/James J. Weishan                                              April 24, 2003
--------------------------------------------
James J. Weishan, Director